                                     PART A

                              {LOGO]    FIRST
                                        VARIABLE
                                        LIFE INSURANCE
                                        COMPANY


Marketing and Executive Office:                   Variable Service Center:
10 Post Office Square                             P.O. Box 1317
Boston, MA 02109                                  Des Moines,  IA  50305-1317
Automated Information Line: (800) 228-1035        (800) 228-1035

                                 CAPITAL FIVE VA
                      Individual Variable Annuity Contracts
                                    Funded in
                          FIRST VARIABLE ANNUITY FUND E

                                   Prospectus
                               Dated: May 1, 1997

The Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contracts (the "Contracts") described in this Prospectus are issued by First Variable Life Insurance Company (the "Company") and provide for accumulation of Contract Values and payment of monthly annuity payments on a fixed and variable basis. The Contracts are designed for use by individuals in retirement plans on a Qualified or Non-Qualified basis. (See "Definitions.")

Purchase Payments for a Contract may be allocated to the Company's segregated investment account called First Variable Annuity Fund E (the "Separate Account") or to the Company's General Account. The Separate Account invests in selected Portfolios of two mutual funds: Variable Investors Series Trust ("VIST") and Federated Insurance Series ("Federated"). The Portfolios currently available under a Contract are: VIST Growth, VIST Growth & Income, VIST High Income Bond, VIST Matrix Equity, VIST Multiple Strategies, VIST Small Cap Growth, VIST U.S. Government Bond, VIST World Equity and Federated Prime Money Fund II. (See "Investment Options.") The Company reserves the right, under certain circumstances, to delay the investment of initial Purchase Payments in VIST Portfolios, but does not currently do so. (See "Application and Issuance of a Contract.")

The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, and the Contracts are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. An investment in the Contract is subject to risk that may cause the value of the Owner's investment to fluctuate, and when the Contract is surrendered, the value may be higher or lower than the Purchase Payments.

This Prospectus contains information that an investor should know before investing. A Statement of Additional Information about the Contracts and the Separate Accounts, which has the same date as this Prospectus, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The table of contents of the Statement of Additional Information can be found on page 34 of this Prospectus. For a copy of the Statement of Additional Information, which is available at no cost, write the Company at its Variable Service Center or call the number shown above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.

                                TABLE OF CONTENTS

DEFINITIONS...................................................................1

HIGHLIGHTS ...................................................................2

FEE TABLE ....................................................................3

CONDENSED FINANCIAL INFORMATION...............................................6

THE COMPANY...................................................................8

THE SEPARATE ACCOUNT..........................................................9
INVESTMENT OPTIONS ...........................................................9
           Variable Investors Series Trust....................................9
           Federated Insurance Series........................................10
           General Account Options ..........................................11
           Voting Rights.....................................................11
           Substitution of Other Securities..................................11

CHARGES AND DEDUCTIONS.......................................................12
           Deduction for Withdrawal Charge (Sales Load)......................12
           Deduction for Mortality and Expense Risk Charge...................13
           Deduction for Administrative Charge...............................13
           Deduction for Annual Contract Maintenance Charge..................13
           Deduction for Premium Taxes.......................................13
           Deduction for Income Taxes........................................14
           Deduction for Expenses of the Funds...............................14
           Deduction for Transfer Fee........................................14
           Elimination or Reduction of Charges and Deductions................14

THE CONTRACTS................................................................14
           Application and Issuance of a Contract............................14
           Ownership                                                         15
           Annuitant                                                         15
           Assignment                                                        15
           Transfers by the Company..........................................16
           Beneficiary.......................................................16
           Change of Beneficiary.............................................16
           Transfers of Contract Values During the Accumulation Period.......16
           Telephone Transactions............................................17
           Death of the Annuitant............................................17
           Death of the Owner................................................17

ANNUITY PROVISIONS...........................................................18
           Annuity Date and Annuity Option...................................18
           Change in Annuity Date and Annuity Option.........................18
           Allocation of Annuity Payments....................................19
           Transfers During the Annuity Period...............................19
           Annuity Options...................................................19
           Frequency and Amount of Annuity Payments..........................20

PURCHASE PAYMENTS AND CONTRACT VALUE.........................................20
           Purchase Payments.................................................20
           Allocation of Purchase Payments...................................20
           Dollar Cost Averaging.............................................20
           Distribution......................................................21
           Contract Value....................................................21
           Accumulation Unit.................................................21

WITHDRAWALS..................................................................21
           Systematic Withdrawals............................................21
           Texas Optional Retirement Program.................................22
           Suspension of Payments or Transfers...............................22

PERFORMANCE INFORMATION......................................................23
           Prime Money Fund II...............................................23
           Other Portfolios..................................................23

TAX STATUS ..................................................................24
           General ..........................................................24
           Diversification...................................................24
           Contracts Owned by Other than Natural Persons.....................25
           Multiple Contracts................................................25
           Tax Treatment of Assignments......................................25
           Income Tax Withholding............................................25
           Tax Treatment of Withdrawals--Non-Qualified Contracts.............26
           Qualified Plans...................................................26
           Tax Treatment of Withdrawals--Qualified Contracts.................27
           Tax-Sheltered Annuities--Withdrawal Limitations...................28

FINANCIAL STATEMENTS.........................................................28

LEGAL PROCEEDINGS............................................................28

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.................28

                                   DEFINITIONS

Account - General Account and/or one or more of the Sub-Accounts of the Separate Account.

Accumulation Period - The period during which Purchase Payments may be made prior to the Annuity Date.

Accumulation Unit - A unit of measure used to calculate the Contract Value of a Sub-Account of the Separate Account prior to the Annuity Date.

Annuitant -The natural person on whose life Annuity Payments are based.

Annuity Date -The date on which Annuity Payments begin.

Annuity Payments -The series of payments made to the Annuitant after the Annuity Date under the Annuity Option elected.

Annuity Period -The period after the Annuity Date during which Annuity Payments are made.

Annuity Unit - A unit of measure used to calculate Variable Annuity Payments after the Annuity Date.

Beneficiary -The person(s) or entity who will receive the death benefit.

Company - First Variable Life Insurance Company.

Contract Anniversary - An anniversary of the Issue Date.

Contract Value - The sum of the Owner's interest in the Sub-Accounts of the Separate Account and in the General Account.

Contract Year - One year from the Issue Date and from each Contract Anniversary.

Distributor - First Variable Capital Services, Inc., 10 Post Office Square, 12th Floor, Boston, MA 02109.

Fixed Annuity - A series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company.

Funds - Variable Investors Series Trust and Federated Insurance Series, each of which is an open-end management investment company in which the Separate Account invests.

General Account - The Company's general investment account which contains all the assets of the Company with the exception of the Separate Account and other segregated asset accounts.

General Account Value - The Owner's interest in the General Account.

Investment Option - The General Account or any of the Sub-Accounts of the Separate Account which can be selected by the Owner of a Contract.

Issue Date - The date on which the first Contract Year begins.

Non-Qualified Contracts - Contracts issued under Non-Qualified Plans which do not receive favorable tax treatment under Sections 401, 403(b) 408, or 457 of the Internal Revenue Code.

Owner - The person, persons or entity entitled to all the ownership rights under the Contracts and in whose name the Contracts have been issued.

Portfolio - A segment of a Fund which constitutes a separate and distinct class of shares.

Purchase Payment - An amount paid to the Company to provide benefits under the Contracts.

Qualified Contracts - Contracts issued under Qualified Plans which receive favorable tax treatment under Sections 401, 403(b) 408, or 457 of the Internal Revenue Code.

Separate Account - A separate investment account of the Company, designated as First Variable Annuity Fund E, into which Purchase Payments or Contract Value may be allocated.

Sub-Account - A segment of the Separate Account which invests in a Portfolio of one of the Funds.

Valuation Date - The Separate Account will be valued each day that the New York Stock Exchange is open for trading which is Monday through Friday, except for normal business holidays.

Valuation Period - The period beginning at the close of business of the New York Stock Exchange on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

Variable Account Value - The Owner's interest in the Sub-Accounts of the Separate Account.

Variable Annuity - A series of payments made during the Annuity Period which vary in amount with the investment experience of each applicable Sub-Account.

Variable Service Center - The company's administrative service center for the Contracts is located at 1206 Mulberry Street, Des Moines, IA 50309.

Withdrawal Value - The Withdrawal Value is:

     1) the Contract Value for the Valuation Period next following the Valuation Period during which a written request for withdrawal is received at the Company; less

     2)   any applicable taxes not previously deducted; less

     3)   the Withdrawal Charge, if any; less

     4)   the Annual Contract Maintenance Charge, if any.

                                   HIGHLIGHTS

The Capital Five VA is an individual flexible payment variable annuity contract (the "Contract"). The Owner may allocate Purchase Payments among ten Investment Options under a Contract issued by First Variable Life Insurance Company (the "Company"). Nine of these options are Sub-Accounts of First Variable Annuity Fund E (the "Separate Account"), a segregated investment account of the Company. Purchase Payments may also be allocated to the General Account of the Company.

Each Sub-Account invests exclusively in shares of a corresponding Portfolio of a selected mutual fund (a "Fund"). The selected Funds are Variable Investors Series Trust ("VIST") and Federated Insurance Series ("Federated"). The Portfolios currently available are: VIST Growth, VIST Growth & Income, VIST High Income Bond, VIST Matrix Equity, VIST Multiple Strategies, VIST Small Cap Growth, VIST U.S. Government Bond, VIST World Equity, and Federated Prime Money Fund II. (See "Investment Options.") Owners bear the investment risk for any amounts allocated to a Sub-Account.

Owners have the right to return a Contract according to the terms of its "free-look" right. The Company reserves the right to delay initial investments of Purchase Payments in the VIST Portfolios in certain instances, but it does not currently do so. (See "Application and Issuance of a Contract.")

A Withdrawal Charge (sales load) may be deducted in the event of a withdrawal of all or a portion of the Contract Value. No Withdrawal Charge will be assessed upon any withdrawal unless the amount withdrawn exceeds the Free Withdrawal Amount. The annual Free Withdrawal Amount is determined as the sum of (a) 10% of Purchase Payments still subject to the Withdrawal Charge; plus (b) the excess of the Contract Value over Purchase Payments not previously withdrawn; plus (c) any Purchase Payments no longer subject to the Withdrawal Charge. The Withdrawal Charge will vary in amount, depending upon the Contract Year in which the Purchase Payment being surrendered was made. (See "Charges and Deductions - Deductions for Withdrawal Charge (Sales Load).")

There is a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. This Charge compensates the Company for assuming the mortality and expense risks under the Contracts. (See "Charges and Deductions - Deduction for Mortality and Expense Risk Charge.")

There is an Administrative Charge which is equal, on an annual basis, to .15% of the average daily net asset value of the Separate Account. This Charge compensates the Company for costs associated with the administration of the Contracts and the Separate Account. (See "Charges and Deductions - Deduction for Administrative Charge.")

There is an Annual Contract Maintenance Charge of $30 each Contract Year. (See "Charges and Deductions - Deduction for Annual Contract Maintenance Charge.")

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the Contract Values. (See "Charges and Deductions - Deduction for Premium Taxes.")

Under certain circumstances, a Transfer Fee may be assessed when an Owner transfers Contract Values from one Sub-Account to another Sub-Account or to or from the General Account. (See "Charges and Deductions - Deduction for Transfer Fee.")

A ten percent (10%) federal income tax penalty may be applied to the income portion of any distribution from a Non-Qualified Contract before the Owner reaches age 59 1/2, with certain exceptions. (See "Tax Status - Tax Treatment of Withdrawals - Non-Qualified Contracts.") Separate tax withdrawal penalties and restrictions apply to a Qualified Contract. (See "Tax Status - Tax Treatment of Withdrawals - Qualified Contracts.") Special restrictions apply to distributions from a 403(b) annuity. (See "Tax Status - Tax-Sheltered Annuities Withdrawal Limitations".)

For a further discussion of the taxation of a Contract, see "Tax Status" and "Tax Status - Diversification" for a discussion of owner control of the underlying investments in a variable annuity contract.

                          FIRST VARIABLE ANNUITY FUND E

                                    FEE TABLE

Owner Transaction Expenses
-----------------------------------------------------------------------------------------------------------------
Withdrawal Charge (see Note 2 below)                     Contract
(as a percentage of Purchase Payment withdrawn)          Anniversaries
                                                         Since Purchase
                                                         Payment                  Charge
                                                         -------                  ------
                                                         0 and 1                    7%
                                                         2                          6%
                                                         3                          5%
                                                         4                          4%
                                                         5                          3%
                                                         6+                         0%

-----------------------------------------------------------------------------------------------------------------
Transfer Fee (see Note 3 below)

                                                         No charge for first twelve (12) transfers in a
                                                         Contract Year prior to Annuity Date or for six (6)
                                                         transfers in a Contract Year during the Annuity
                                                         Period. Thereafter, the fee is the lesser of $25 or 2%
                                                         of the amount transferred.

-----------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge.....................  $30 per Contract per year


Separate Account Annual Expenses
-----------------------------------------------------------------------------------------------------------------
           (as a percentage of average account value)
           Mortality and Expense Risk Charge...........  1.25%
           Administrative Charge.......................   .15%
                                                         -----
           Total Separate Account Annual Expenses......  1.40%

Funds' Annual Expenses
(as a percentage of the average daily net assets of a Portfolio)


                                   VIST                                               VIST          VIST                   Federated
                                  Growth        VIST         VIST        VIST         Small         US          VIST         Prime
                     VIST           &          Hi. Inc.     Matrix     Multiple        Cap          Gov.        World        Money
                     Growth       Income        Bond        Equity       Strat.       Growth        Bond        Equity      Fund II
------------------------------------------------------------------------------------------------------------------------------------
Mgmt. Fees .......      .70%         .75%         .70%         .65%         .70%         .85%         .60%         .70%         .55%

Other Operating
Expenses -
After Expense
Reimbursement
(see Note 5)            .47%         .50%         .50%         .50%         .50%         .50%         .25%         .50%         .25%
                     ------       ------       ------       ------       ------       ------       ------       ------       ------
Total Annual
Expenses               1.17%        1.25%        1.20%        1.15%        1.20%        1.35%         .85%        1.20%         .80%


Examples

     An Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

     a)   upon surrender at the end of each time period;

     b)   if the Contract is not surrendered or is annuitized.





                                                          1 Year      3 Years      5 Years       10 Years
                                                          ------      -------      -------       --------
     Growth Portfolio........................  a)          $ 91         $131         $172           $300
                                               b)          $ 27         $ 83         $141           $300
     Growth & Income Portfolio...............  a)          $ 92         $133         $176           $308
                                               b)          $ 28         $ 85         $145           $308
     High Income Bond Portfolio..............  a)          $ 92         $132         $173           $303
                                               b)          $ 27         $ 84         $143           $303
     Matrix Equity Portfolio.................  a)          $ 91         $131         $171           $298
                                               b)          $ 27         $ 82         $140           $298
     Multiple Strategies Portfolio...........  a)          $ 92         $132         $173           $303
                                               b)          $ 27         $ 84         $143           $303
     Small Cap Growth Portfolio..............  a)          $ 93         $136         $181           $318
                                               b)          $ 29         $ 88         $150           $318
     U.S. Government Bond Portfolio..........  a)          $ 88         $122         $156           $267
                                               b)          $ 24         $ 73         $125           $267
     World Equity Portfolio..................  a)          $ 92         $132         $173           $303
                                               b)          $ 27         $ 84         $143           $303
     Prime Money Fund II.....................  a)          $ 88         $120         $153           $262
                                               b)          $ 23         $ 71         $122           $262

Explanation of Fee Table and Examples


(1) The purpose of the Fee Table is to assist the Owner in understanding the various costs and expenses that an Owner will incur, directly or indirectly. The Table reflects expenses of the Separate Account and the Investment Options. For additional information, see "Charges and Deductions" in this Prospectus and the Prospectuses for Variable Investors Series Trust and Federated Insurance Series.


(2) An Owner may make a withdrawal each Contract Year of the Free Withdrawal Amount or some portion thereof provided that the amount withdrawn is at least $1,000 or the Owner's entire interest in the Sub-Account, if less. The minimum Contract Value which must remain in a Sub-Account after a partial withdrawal is $1,000. Subject to any conditions and fees the Company may impose, an Owner may elect to have this amount paid in equal periodic installments. The Company reserves the right to charge a fee for this service. Currently, however, there are no charges for this service. (See "Charges and Deductions - Deduction for Withdrawal Charge (Sales
     Load).)" The 10% free withdrawal has been factored into the Examples above.

(3) No Transfer Fee will be assessed for a transfer made in connection with the Dollar Cost Averaging program providing for the automatic transfer of funds from the Cash Management Sub-Account or the General Account to any other Sub-Account(s). (See "Dollar Cost Averaging.")


(4) Prior to May 1, 1997, the Matrix Equity Portfolio was known as the "Tilt Utility Portfolio" and had different investment policies. Prior to April 1, 1994, the Portfolio was known as the "Equity Income Portfolio" and had different investment objectives and policies.

(5) First Variable Advisory Services Corp. ( "Investment Adviser" ) has agreed through April 1, 1998 to reimburse Variable Investors Series Trust for all operating expenses (exclusive of management fees) in excess of .50% of a Portfolio's average net assets (.25% in the case of the U.S. Government Bond Portfolio). Had the Investment Adviser not reimbursed expenses of the Portfolios, for the year ended December 31, 1996, the VIST Annual Expenses would have been 1.17% for the Growth Portfolio; 2.63% for the Growth & Income Portfolio; 1.99% for the High Income Bond Portfolio; 1.48% for the Matrix Equity Portfolio; 1.32% for the Multiple Strategies Portfolio; 2.38% for the Small Cap Growth Portfolio; 1.66% for the U.S. Government Bond Portfolio; and 1.50% for the World Equity Portfolio. Federated Advisors, the investment adviser for Federated, has voluntarily agreed to waive any portion of its fee and/or reimburse certain operating expenses of Federated in excess of .80% of the Federated Prime Money Fund II Portfolio's average net assets, but can modify or terminate this voluntary agreement at any time at its sole discretion. Had this investment adviser not waived expenses and/or reimbursed expenses of the Federated Prime Money Fund II Portfolio for the year ended December 31, 1996, the annual expenses, as a percentage of the Portfolio's average assets, would have been 1.37%.


(6)  Premium taxes are not reflected. Premium taxes may apply.

(7)  The assumed initial Purchase Payment is $1,000.

(8) THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                          FIRST VARIABLE ANNUITY FUND E

                         CONDENSED FINANCIAL INFORMATION

                            ACCUMULATION UNIT VALUES
                 (for a unit outstanding throughout the period)

The following condensed financial information is derived from the financial statements of the Separate Account (Policy Forms 7800 and 20224). The information should be read in conjunction with the financial statements, related notes and other financial information for the Separate Account included in the Statement of Additional Information. The financial statements and report of independent auditors of the Company are also contained in the Statement of Additional Information.


                                        Year          Year          Year          Year          Year          Year          Year
                                        Ended         Ended         Ended         Ended         Ended         Ended         Ended
                                       12/31/96      12/31/95      12/31/94      12/31/93      12/31/92      12/31/91      12/31/90
                                      ----------    ----------    ----------    ----------    ----------    ----------    ----------
Growth Sub-Account (1)
Beginning of Period                   $    17.05    $    12.61    $    12.89    $    11.98    $    13.16    $     9.93    $    10.00
End of Period                         $    21.16    $    17.05    $    12.61    $    12.89    $    11.98    $    13.16    $     9.93
Number of Accum. Units Outstanding       834,675       518,976       242,120       187,792       213,353       157,474         6,736
Growth & Income Sub-Account
Beginning of Period (5/31/95)         $    11.22    $    10.00
End of Period                         $    12.41    $    11.22
Number of Accum. Units Outstanding       755,887       289,200
High Income Bond Sub-Account (1)
Beginning of Period                   $    16.26    $    13.86    $    15.12    $    13.34    $    11.70    $     9.34    $    10.00
End of Period                         $    18.31    $    16.26    $    13.86    $    15.12    $    13.34    $    11.70    $     9.34
Number of Accum. Units Outstanding       520,055       309,472       190,699       437,508       337,571       195,048           536
Matrix Equity Sub-Account (2)
Beginning of Period                   $    19.34    $    14.70    $    15.06    $    12.95    $    12.99    $    10.15    $    10.00
End of Period                         $    19.95    $    19.34    $    14.70    $    15.06    $    12.95    $    12.99    $    10.15
Number of Accum. Units Outstanding       466,610       455,859       265,271       211,775       203,350        98,273         6,477

(1) Prior to May 1, 1997, the Growth Sub-Account was known as the "Common Stock Sub-Account." Prior to January 1, 1989, the High Income Bond Sub-Account was known as the "High Yield Bond Sub-Account."

(2) Prior to May 1, 1997, the Matrix Equity Sub-Account was known as the "Tilt Utility Sub-Account" and had different investment policies. Prior to April 1, 1994, the Sub-Account was known as the "Equity Income Division" and had different investment objectives, policies and restrictions.

                                       Year          Year          Year          Year          Year          Year          Year
                                       Ended         Ended         Ended         Ended         Ended         Ended         Ended
                                      12/31/96      12/31/95      12/31/94      12/31/93      12/31/92      12/31/91      12/31/90
                                     ----------    ----------    ----------    ----------    ----------    ----------    ----------
Multiple Strategies Sub-Account
Beginning of Period                   $    17.32    $    13.28    $    14.02    $    12.86    $    12.59    $    10.34    $    10.00
End of Period                         $    20.21    $    17.32    $    13.28    $    14.02    $    12.86    $    12.59    $    10.34
Number of Accum. Units Outstanding       960,499       795,702       529,845       167,168       169,897       128,348        11,761
Small Cap Growth Sub-Account (1)
Beginning of Period (5/4/95)          $    12.93    $    10.00
End of Period                         $    16.25    $    12.93
Number of Accum. Units Outstanding       787,620       278,163
U.S. Government Bond Sub-Account
Beginning of Period                   $    15.32    $    12.93    $    13.48    $    12.49    $    11.94    $    10.56    $    10.00
End of Period                         $    15.46    $    15.32    $    12.93    $    13.48    $    12.49    $    11.94    $    10.56
Number of Accum. Units Outstanding       213,751       222,013       207,710       175,294       175,547       494,291         6,523
World Equity Sub-Account
Beginning of Period                   $    14.67    $    11.97    $    11.03    $     9.54    $     9.85    $     9.25    $    10.00
End of Period                         $    16.26    $    14.67    $    11.97    $    11.03    $     9.54    $     9.54    $     9.25
Number of Accum. Units Outstanding     1,054,077       719,094       349,771       151.437        92,431        72,323         5,125
Prime Money Fund II Sub-Account (2)
Beginning of Period                   $    11.67    $    11.22    $    10.97    $    10.86    $    10.67    $    10.24    $    10.00
End of Period                         $    12.06    $    11.67    $    11.22    $    10.97    $    10.86    $    10.67    $    10.24
Number of Accum. Units Outstanding       297,512       406,002       123,042        52,908       309,216       207,448        63,260

(1) Prior to May 1, 1997, the Small Cap Growth Sub-Account was known as the "Small Cap Sub-Account."

(2) On January 2, 1997, shares of Federated Prime Money Fund II were substituted for shares of the VIST Cash Management Portfolio. Accumulation Unit Values shown are based on the value of VIST Cash Management Portfolio shares held for the periods shown.

                                         Six
                                        Months         Year          Year
                                        Ended          Ended         Ended
                                        6/30/92       12/31/91      12/31/90
                                       ----------    ----------    ----------

Real Estate Investment Sub-Account*
Beginning of Period                    $    11.74    $     8.93    $    10.00
End of Period                          $    11.58    $    11.74    $     8.93
Number of Accum. Units Outstanding              0         6,903           904
Natural Resources Sub-Account*
Beginning of Period                    $     9.19    $     9.22    $     10.0
End of Period                          $     8.81    $     9.19    $     9.22
Number of Accum. Units Outstanding              0         9,794         1,237
World Bond Sub-Account*
Beginning of Period                    $    12.27    $    10.91    $    10.00
End of Period                          $    12.29    $    12.27    $    10.91
Number of Accum. Units Outstanding              0        47,602         4,343
Aggressive Growth Sub-Account*
Beginning of Period                    $    11.81    $     9.28    $    10.00
End of Period                          $    10.02    $    11.81    $     9.28
Number of Accum. Units Outstanding              0        41,617         3,269






* On June 29, 1992, the Real Estate Investment, Natural Resources, Aggressive Growth and World Bond Sub-Accounts of Fund E, and the corresponding Portfolios of VIST were terminated, based primarily on their small size and the limited prospect for growth in the foreseeable future. Investments in these four Sub-Accounts were transferred into the then remaining Sub-Accounts.


                                   THE COMPANY


First Variable Life Insurance Company (the "Company") is a stock life insurance company which was organized under the laws of the State of Arkansas in 1968. The Company is principally engaged in the annuity business. The Company is licensed in 49 states, the District of Columbia and the U.S. Virgin Islands. The Company is a wholly-owned subsidiary of Irish Life of North America, Inc. ("ILoNA") which in turn is beneficially owned by Irish Life plc ("Irish Life"). ILoNA also owns Interstate Assurance Company ("Interstate") of Des Moines, IA. Irish Life was formed in 1939 through a consolidation of a number of Irish and British Life offices transacting business in Ireland. In terms of assets, Irish Life controls over 50% of the Irish domestic market. As Ireland's leading institutional investor, it owns in excess of 10% of the leading Irish publicly traded stocks. Irish Life, through its international subsidiaries, conducts business in Ireland, the United Kingdom, the United States and France. As of the end of 1996, the Irish Life consolidated group had in excess of $11billion in assets. ILoNA is a Delaware corporation, incorporated as Carrig International, Inc. in 1986, which is the holding company of Interstate and the Company.


The Company has an A- (Excellent) rating from A.M. Best, an independent firm that analyzes insurance carries. This rating is assigned to companies that have a strong ability to meet obligations to policyholders over a long period of time. The Company also has an AA (Double-A) rating from Duff & Phelps Credit Rating Co. and an AA- (Double A minus) from Standard's and Poors on claims paying ability. The financial strength of the Company may be relevant with respect of the Company's ability to satisfy its General Account obligations under the Contracts.


The Company may publish in advertisements and reports to Owner, the ratings and other information assigned it by one or more independent rating services Further the Company may publish charts and other information concerning dollar cost averaging, tax-deferral and other investment methods.


                              THE SEPARATE ACCOUNT

The Board of Directors of the Company adopted a resolution to establish a segregated asset account pursuant to Arkansas insurance law on December 4, 1979. This segregated asset account has been designated First Variable Annuity Fund E (the "Separate Account"). The Company has caused the Separate Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to the reserves and other contract liabilities with respect to the Separate Account, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Contracts are general obligations.

The Separate Account meets the definition of a "separate account" under the federal securities laws.


The Separate Account is divided into Sub-Accounts, with the assets of each Sub-Account invested in one Portfolio of a selected Fund. There is no assurance that the investment objective of any of the Portfolios will be met. Owners bear the complete investment risk for Purchase Payments and Contract Value allocated to a Sub-Account. Contract Values will fluctuate in accordance with the investment performance of the Sub-Account(s) to which Purchase Payments are allocated, and in accordance with the imposition of the fees and charges assessed under the Contracts.


                               INVESTMENT OPTIONS


Owners of a Contract may allocate Purchase Payments and Contract Value to one or more Sub-Accounts of the Separate Account and to the General Account. Each Sub-Account invests exclusively in a Portfolio of a selected Fund. A brief summary of the Funds and the investment objectives of the currently available Portfolios is set forth below. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios which are included with this prospectus. The prospectuses for the Funds may describe other portfolios that are not available under a Contract. THERE IS NO ASSURANCE THAT THE AVAILABLE PORTFOLIOS WILL ACHIEVE THEIR STATED OBJECTIVES. Investors should read this prospectus and the prospectuses for the Funds carefully before investing. To obtain prospectuses for the Funds, write the Company at its Variable Service Center or call the number shown on the cover page.


Variable Investors Series Trust


Variable Investors Series Trust ("VIST") has been established to act as one of the funding vehicles for the Contracts offered. VIST is managed by First Variable Advisory Services Corp. ("Investment Adviser"), a wholly-owned subsidiary of the Company. The Investment Adviser retains the services of sub-advisers pursuant to Sub-Advisory Agreements to manage the assets of the Portfolios of VIST as follows: Federated

Investment Counseling with respect to the High Income Bond Portfolio, Value Line, Inc. with respect to the Multiple Strategies Portfolio and the Growth Portfolio, Strong Capital Management, Inc. with respect to the U.S. Government Bond Portfolio, State Street Bank and Trust Company with respect to the Matrix Equity Portfolio, Keystone Investment Management Company with respect to the World Equity Portfolio, Warburg Pincus Counsellors, Inc. with respect to the Growth & Income Portfolio and Pilgrim, Baxter & Associates, Ltd. with respect to the Small Cap Growth Portfolio. Prior to April 1, 1994, INVESCO Capital Management, Inc. was the investment adviser of VIST. VIST is an open-end management investment company. While a brief summary of the investment objectives of the Portfolios is set forth below, more comprehensive information, including a discussion of potential risks, is found in the current VIST Prospectus which is included with this Prospectus. Purchasers should read this Prospectus and the VIST Prospectus carefully before investing.

VIST is intended to meet differing investment objectives with its currently available separate Portfolios: Growth Portfolio, Growth & Income Portfolio, High Income Bond Portfolio, Matrix Equity Portfolio, Multiple Strategies Portfolio, Small Cap Growth Portfolio, U.S. Government Bond Portfolio and World Equity Portfolio. The investment objectives of the Portfolios are as follows:

Growth Portfolio. The investment objective of this Portfolio is capital growth which it seeks to achieve through a policy of investing primarily in a diversified portfolio of common stocks and securities convertible into or exchangeable for common stock. The secondary objective is current income when consistent with its primary objective. Prior to May 1, 1997, this Portfolio was known as the "Common Stock Portfolio."

Growth & Income Portfolio. The investment objectives of this Portfolio are to provide current income and growth of capital. The Portfolio seeks to achieve its objectives by investing in equity securities, fixed income securities and money market instruments. The portion of the Portfolio invested at any given time in each of these asset classes will vary depending on market conditions, and there may be extended periods when the Portfolio is primarily invested in one of them. In addition, the amount of income derived from the Portfolio will fluctuate depending on the composition of the Portfolio's holdings and will tend to be lower when a higher portion of the Portfolio is invested in equity securities. The Portfolio may also purchase without limitation dollar-denominated American Depository Receipts ("ADRs"). ADRs are issued by domestic banks and evidence ownership of underlying foreign securities.

High Income Bond Portfolio. The investment objective of this Portfolio is to obtain as high a level of current income as is believed to be consistent with prudent investment management. As a secondary objective, the Portfolio seeks capital appreciation when consistent with its primary objective. The Portfolio seeks to achieve its investment objectives by investing primarily in fixed-income securities rated lower than A. Many of the high yield securities in which the Portfolio may invest are commonly referred to as "junk bonds." For special risks involved with investing in such securities (including among others, risk of default and illiquidity) see "Investment Objectives and Policies of the Portfolios - High Income Bond Portfolio" in the VIST prospectus.

Matrix Equity Portfolio. The investment objective of this Portfolio is capital appreciation and current income. The Portfolio will seek to achieve its investment objective by investing in a diversified portfolio that is selected by the Sub-Adviser on the basis of its proprietary analytical model. Sector weights are normally maintained at a similar level to that of the S&P 500 Index. The Portfolio will invest at least 65% of its total assets in equity securities. Prior to May 1, 1997, the Matrix Equity Portfolio was known as the "Tilt Utility Portfolio" and had different policies, but maintained the same investment objective.

Multiple Strategies Portfolio. The investment objective of this Portfolio is to seek as high a level of total return over an extended period of time as is considered consistent with prudent investment risk by investing in equity securities, bonds, and money market instruments in varying proportions.

Small Cap Growth Portfolio. The investment objective of this Portfolio is to seek capital appreciation. The Portfolio will invest, under normal conditions, at least 65% of its total assets in securities of companies with market capitalization or annual revenues under $1 billion at the time of purchase. Prior to May 1, 1997, this Portfolio was known as the "Small Cap Portfolio."

U.S. Government Bond Portfolio. The investment objective of this Portfolio is to seek current income and preservation of capital through investment primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies, authorities, or instrumentalities.

World Equity Portfolio. The investment objective of this Portfolio is to maximize long-term total return by investing primarily in common stocks, and securities convertible into common stocks, traded in securities markets located in countries around the world, including the United States. See "Foreign Investments" under "Policies and Techniques Applicable to all Portfolios" in the VIST prospectus for a discussion of the risks involved in investing in foreign securities.





Federated Insurance Series


Federated Insurance Series ("Federated") is an open-end investment management company that was formed as a series trust to provide funding options for variable life insurance and variable annuity contracts. Pursuant to an investment advisory contract with Federated, investment decisions for Federated are made by Federated Advisers, an affiliate of Federated Investment Counseling.


Prime Money Fund II. The investment objective of this series is to provide current income consistent with the stability of principal and liquidity. The Fund pursues its investment objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less. An investment in the Prime Money Fund II is neither insured nor guaranteed by the U.S. Government.




General Account Option


This Prospectus is generally intended to describe the Contract and Separate Account. Because of certain exemptive and exclusionary provisions, interests in the General Account are not registered under the Securities Act of 1933 and the General Account is not registered as an investment company under the Investment Company Act of 1940, as amended. Accordingly, neither the General Account nor any interests therein are subject to the provisions of these Acts, and the Company has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in the Prospectus relating to the General Account.

The Company guarantees that it will credit interest to Contract Value in the General Account at a minimum rate of 3% per year. Additional amounts of "current" interest may be credited by the Company in its sole discretion. The initial current interest rate will be guaranteed for at least one year. New Purchase Payments and transfers from the Separate Account allocated to the General Account may each receive different current interest rate(s) than the current interest rate(s) credited to Contract Value existing in the General Account. The Company determines current interest rates in advance and credits interest daily to General Account Value.


Voting Rights


In accordance with its view of present applicable law, the Company will vote the shares of VIST and Federated that are in the Separate Account at special meetings of the shareholders in accordance with instructions received from persons having the voting interest in the Separate Account. The Company will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. Neither VIST nor Federated holds regular meetings of shareholders.

Shares of VIST and Federated are used as the investment vehicle for separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies. The use of VIST's and Federated's shares as investments for both variable annuity contracts and variable life insurance policies is referred to as "mixed funding." The use of these shares as investments by separate accounts of unaffiliated life insurance companies is referred to as "shared funding."

VIST and Federated intend to engage in mixed funding and shared funding. Although VIST and Federated do not currently foresee any disadvantage to Contract owners due to differences in redemption rates, tax treatment, or other considerations resulting from mixed funding or shared funding, the Trustees of VIST and the Trustees of Federated will closely monitor the operation of mixed funding and shared funding and will consider appropriate action to avoid material conflict and take appropriate action in response to material conflicts which occur.

The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company not more than sixty (60) days prior to a shareholder meeting. Each Owner having a voting interest will receive proxy material, reports, and other materials relating to the appropriate Portfolio.


Substitution of Other  Securities


If other shares of VIST or Federated (or any Portfolio within the Funds), are no longer available for investment by the Separate Account or, if in the judgment of the Company, further investment in the shares should become inappropriate in view of the purpose of the Contracts, the Company may substitute shares of another mutual fund (or Portfolio) for shares already purchased or to be purchased in the future by Purchase Payments under the Contracts. No substitution of securities may take place without prior approval of the Securities and Exchange Commission and under the requirements it may impose.


                             CHARGES AND DEDUCTIONS

Various charges and deductions are made from Contract Values and the Separate Account. These charges and deductions are:

Deduction for Withdrawal Charge (Sales Load)

If all or a portion of the Contract Value is withdrawn, a Withdrawal Charge (sales load) will be calculated at the time of each withdrawal and will be deducted from the Contract Value. This Charge reimburses the Company for expenses incurred in connection with the promotion, sale and distribution of the Contracts. No Withdrawal Charge will be assessed upon any withdrawal unless the amount withdrawn exceeds the Free Withdrawal Amount. The annual Free Withdrawal Amount is determined as the sum of (a) 10% of Purchase Payments still subject to the Withdrawal Charge; plus (b) the excess of the Contract Value over Purchase Payments not previously withdrawn; plus (c) any Purchase Payments no longer subject to the Withdrawal Charge. The Withdrawal Charge is determined by multiplying the excess of the amount withdrawn over the Free Withdrawal Amount by the applicable percentage(s) from the Table of Withdrawal Charges below. The Withdrawal Charge percentages are based upon the number of Contract Anniversaries, that Purchase Payments have remained in the Contract before being withdrawn. Purchase Payments are deemed to be withdrawn in the order in which they are made.

                          TABLE OF WITHDRAWAL CHARGES:

           Contract Anniversaries
           Since Purchase Payment                     Charge
           ----------------------                     ------
                   0 and 1                              7%
                      2                                 6%
                      3                                 5%
                      4                                 4%
                      5                                 3%
                      6+                                0%


An Owner may make a withdrawal each Contract Year of the Free Withdrawal Amount provided that the amount withdrawn is at least $1,000 or the Owner's entire interest in the Sub-Account, if less. The minimum Contract Value which must remain in a Sub-Account after a partial withdrawal is $1,000.

In the event of the death of the Owner, the Company will waive the Withdrawal Charge with respect to any death benefits paid.

For a partial withdrawal, the Withdrawal Charge will be deducted from the remaining Withdrawal Value, if sufficient; otherwise it will be deducted from the amount withdrawn. The amount deducted from the Contract Value will be determined by subtracting values from the General Account and/or cancelling Accumulation Units from each applicable Sub-Account in the ratio that the value of each Account bears to the total Contract Value. The Owner must specify in writing in advance which Units are to be cancelled from each Sub-Account and/or whether values are to be deducted from the General Account if other than the above method of cancellation is desired.

Waiver of Withdrawal Charge. Subject to state availability, the Company will waive the Withdrawal Charge:

o If the Owner or Owner's spouse is first diagnosed with a terminal illness. The Company may require evidence of such illness, including an examination by a licensed physician of the Company's choice.

o After the first Contract Year, if the Owner or the Owner's spouse is confined for 90 consecutive days in a qualifying nursing home.

To qualify for a waiver of charges based on confinement in a qualifying nursing home, the Owner or the Owner's spouse, as the case may be, must never have been confined in a qualifying nursing home on or before the date the application for the Contract was signed.

Owners should review their Contracts carefully for a complete description of the terminal illness and nursing home waiver of charges requirements.

Deduction for Mortality and Expense Risk Charge

The Company deducts on each Valuation Date, both prior to the Annuity Date and during the Annuity Period, a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. The mortality risks assumed by the Company arise from its contractual obligation to make annuity payments after the Annuity Date for the life of the Annuitant and to waive the Withdrawal Charge in the event of the death of the Owner. The Company also bears a mortality risk with respect to the death benefit. The expense risk assumed by the Company is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees and the costs of other services may exceed the amount recovered from the Annual Contract Maintenance Charge and the Administrative Charge.

If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company. The Company expects a profit from this charge. To the extent that the Withdrawal Charge is insufficient to cover the actual cost of distribution, the Company may use any of its corporate assets, including potential profit which may arise from the Mortality and Expense Risk Charge to provide for any difference.

The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

Deduction for Administrative Charge

The Company deducts on each Valuation Date, both prior to the Annuity Date and during the Annuity Period, an Administrative Charge which is equal, on an annual basis, to .15% of the average daily net asset value of the Separate Account. This charge, together with the Annual Contract Maintenance Charge (see below), is to reimburse the Company for the expenses it incurs in the establishment and maintenance of the Contracts and the Separate Account. These expenses include but are not limited to: preparation of the Contracts, confirmations, annual reports and statements, maintenance of Owner records, maintenance of Separate Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Owner servicing and all accounting, valuation, regulatory and reporting requirements. Since this charge is an asset-based charge, the amount of the charge attributable to a particular Contract may have no relationship to the administrative costs actually incurred by that Contract. The Company does not intend to profit from this charge. This charge will be reduced to the extent that the amount of this charge is in excess of that necessary to reimburse the Company for its administrative expenses. Should this charge prove to be insufficient, the Company will not increase this charge and will incur the loss.

Deduction for Annual Contract Maintenance Charge

The Company deducts an Annual Contract Maintenance Charge of $30 from the Contract Value on each Contract Anniversary. This charge is to reimburse the Company for its administrative expenses (see above). This charge is deducted by subtracting values from the General Account and/or cancelling Accumulation Units from each applicable Sub-Account in the ratio that the value of each Account bears to the total Contract Value. When the Contract is withdrawn for its full Withdrawal Value, on other than the Contract Anniversary, the Annual Contract Maintenance Charge will be deducted at the time of withdrawal. If the Annuity Date is not a Contract Anniversary, a pro rata portion of the Annual Contract Maintenance Charge will be deducted on the Annuity Date. After the Annuity Date, the Annual Contract Maintenance Charge will be collected on a monthly basis and will result in a reduction of each Annuity Payment. The Company has set this charge at a level so that, when considered in conjunction with the Administrative Charge (see above), it will not make a profit from the charges assessed for administration.

Deduction for Premium Taxes

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the Contract Values. The Company currently intends to deduct premium taxes when incurred. Some states assess premium taxes at the time Purchase Payments are made; others assess premium taxes at the time annuity payments begin. Premium taxes generally range from 0% to 4%.

Deduction for Income Taxes

While the Company is not currently maintaining a provision for federal income taxes with respect to the Separate Account, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Separate Account whether or not there was a provision for taxes and whether or not it was sufficient. The Company will deduct any withholding taxes required by applicable law.


Deduction for Expenses of the Funds

There are other deductions from and expenses paid out of the assets of the Funds which are described in the accompanying VISTand Federated prospectuses.


Deduction for Transfer Fee


Prior to the Annuity Date, an Owner may transfer all or part of an Account without the imposition of any fee or charge if there have been no more than 12 transfers made in the Contract Year. During the Annuity Period, an Owner may transfer all or part of an Account without the imposition of any fee or charge if there have been no more than six (6) transfers made in a Contract Year. If more than 12 transfers have been made in the Contract Year (or more than 6 transfers in the Contract Year during the Annuity Period), the Company will deduct a transfer fee of $25 per transfer or, if less, 2% of the amount transferred. If the Owner is participating in the Dollar Cost Averaging program providing for the automatic transfer of funds from the Prime Money Fund II Sub-Account or the General Account to any other Sub-Account(s), such transfers are not taken into account in determining any transfer fee.


Elimination or Reduction of Charges and Deductions

The charges and deductions on a Contract may be reduced or eliminated, in whole or in part, when sales of Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales or administration expenses. Any reduction will be determined by the Company after examination of relevant factors such as:

o the size and type of group to which sales are to be made because expenses for a larger group are generally less than for a smaller group since large numbers of Contracts may be implemented and administered with fewer contacts;

o the total amount of Purchase Payments to be received because expenses are likely to be less on larger Purchase Payments than on smaller ones;

o any prior or existing relationship with the Company because of the likelihood of implementing the Contract with fewer contracts; and

o other circumstances, of which the Company is not presently aware, which could result in reduced expenses.

Charges may also be eliminated when a Contract is issued to an officer, director employee or agent of the Company or any of its affiliates. In no event will reductions or elimination will be unfairly discriminatory to any person.

                                  THE CONTRACTS

Application and Issuance of a Contract

An Application must be completed and submitted to the Company to purchase a Contract, together with the minimum required initial Purchase Payment. A Contract ordinarily will be issued with respect to Owners and Annuitants up to Age 85. Investors in Qualified Contracts for Owners and Annuitants beyond Age 70 1/2 should consult with qualified tax advisers on the impact of minimum distribution requirements under their existing retirement plans. Any required annual minimum distribution amount should be withdrawn from an existing retirement plan before amounts are transferred to purchase a Qualified Contract. (See "Tax Status - Tax Treatment of Withdrawals - Qualified Contracts.")

The Owner, Annuitant, and Beneficiary of a Contract are initially designated in the application and subject to the Company's underwriting rules. If the Application for a Contract is in good order, the Company will apply the Purchase Payment within 2 business days of receipt: (a) to the Separate Account and credit the Contract with Accumulation Units; and/or (b) to the General Account and credit the Contract with dollars. If the application for a Contract is not in good order, the Company will attempt to get it in good order or the Company will return the application and the Purchase Payment within 5 business days. The Company will not retain a Purchase Payment for more than 5 business days while processing an incomplete application unless it has been authorized by the purchaser. The Company may decline any application.

Free Look Right. An Owner has the right to review a Contract during an initial inspection period specified in the Contract and, if dissatisfied, to return it to the Company or to the agent through whom it was purchased. When the Contract is returned to the Company during the permitted period, it will be voided as if it had never been in force. The Company will ordinarily refund the Contract Value (which may be greater or less than the Purchase Payments received) on a Contract returned during the permitted period, unless a different amount is required. The "free look period" is at least 10 days, and may be greater depending on state requirements.


Delayed Investment Start Date. Purchase Payments are generally allocated to the Sub-Accounts or to the General Account as selected by the Owner. In certain instances, however, the Company reserves the right to allocate Purchase Payments to the Prime Money Fund II Sub-Account for a period of up to 5 days beyond a "free look" inspection period before they will be invested (together with any investment gain) in any other Sub-Account(s) designated by the Owner. If the Company elects to delay such initial investments in Sub-Accounts, the delay would apply where a Contract is issued: (a) in a state which requires that Purchase Payments less withdrawals be refunded upon the exercise of (i) a "free look" right or (ii) an inspection right following a "replacement" of an existing life insurance or annuity contract; or (b) as an Individual Retirement Annuity (or as the initial investment of an Individual Retirement Account).


On the date of this Prospectus, the Company does not delay investment start dates and, should it elect to do so, it will so advise prospective investors in a Contract.

Ownership

The Owner has all rights and may receive all benefits under the Contract. Prior to the Annuity Date, the Owner is the person designated in the Application, unless changed. On and after the Annuity Date, the Annuitant is the Owner. Upon the death of the Annuitant, the Beneficiary is the Owner.

The Owner may change the Owner at any time prior to the Annuity Date. A change of Owner will automatically revoke any prior designation of Owner. A request for change must be: (1) made in writing;

and (2) received by the Company at the Variable Service Center. The change will become effective as of the date the written request is signed. A new designation of Owner will not apply to any payment made or action taken by the Company prior to the time it was received.

For Non-Qualified Contracts, in accordance with Internal Revenue Code Section 72(u), a deferred annuity contract held by a corporation or entity that is not a natural person is not treated as an annuity contract for tax purposes. Income on the contract is treated as ordinary income received by the Owner during the taxable year. However, for purposes of Code Section 72(u), an annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person and treated as an annuity contract for tax purposes. Tax advice should be sought prior to purchasing a Contract which is to be owed by a trust or other non-natural person.

Annuitant

The Annuitant is the person on whose life Annuity Payments are based. The Annuitant is the person designated in the Application, unless changed prior to the Annuity Date. The Annuitant may not be changed in a Contract which is owned by a non-natural person.

Assignment

The Owner may, at any time during his or her lifetime, assign his or her rights under the Contract. The Company will not be bound by any assignment until written notice is received by the Company. The Company is not responsible for the validity of any assignment. The Company will not be liable as to any payment or other settlement made by the Company before receipt of the assignment.

If the Contract is issued pursuant to a retirement plan which receives favorable tax treatment under the provisions of Sections 401, 403(b), 408, or 457 of the Internal Revenue Code, it may not be assigned, pledged or otherwise transferred except as may be allowed under applicable law.

Transfers by the Company

The Company may, subject to applicable regulatory approvals, transfer its obligations under the Contracts to another qualified life insurance company under an assumption reinsurance arrangement without the prior consent of the Owner.

Beneficiary

The Beneficiary is named in the Application and, unless changed, is entitled to receive the benefits to be paid at the death of the Owner.

Unless the Owner provides otherwise, the Death Benefit will be paid in equal shares or all to the survivor(s) as follows:

(1) to the primary Beneficiaries who survive the Owner's death; or if there are none,

(2) to the contingent Beneficiaries who survive the Owner's death; or if there are none,

(3)  to the estate of the Owner.

Change of Beneficiary

Subject to the rights of any irrevocable Beneficiary(ies), the Owner may change the primary Beneficiary(ies) or contingent Beneficiary(ies). A change may be made by filing a written request with the

Company at its Variable Service Center. The change will take effect as of the date the notice is signed. The Company will not be liable for any payment made or action taken before it records the change.

Transfers of Contract Values During the Accumulation Period


Prior to the Annuity Date, an Owner may transfer all or part of an Account by either written or telephone request without the imposition of any fee or charge if there have been no more than 12 transfers made in the Contract Year. If more than 12 transfers have been made in the Contract Year, the Company will deduct a transfer fee. If the Owner is participating in the Dollar Cost Averaging program providing for the automatic transfer of funds from the Cash Management Sub-Account or the General Account to any other Sub-Account(s), such transfers are not taken into account in determining any transfer fee. All transfers are subject to the following:


(1) the deduction of any transfer fee that may be imposed (no charge for first 12 transfers in a Contract Year thereafter, the fee is $25 per transfer or, if less, 2% of the amount transferred). The transfer fee will be deducted from the Account from which the transfer is made. However, if the entire interest in the Account is being transferred, the transfer fee will be deducted from the amount which is transferred.

(2)  The minimum amount which may be transferred is the lesser of (i) $1,000; or
     (ii) the Owner's entire interest in the Account, if less. A minimum Contract Value of $1,000 must remain in the Account after a transfer.

(3) All Purchase Payments and transfers allocated to the General Account must remain in the General Account for one year prior to any transfer from the General Account.

(4) Any transfer direction must clearly specify the amount which is to be transferred and the Accounts which are to be affected.

(5) The Company reserves the right at any time and without prior notice to any party including, but not limited to, the circumstances described in the "Suspension of Payments or Transfers" provision, below, to terminate, suspend or modify the transfer privileges described above.

Programmed or other frequent requests to transfer all or part of an Account by, or on behalf of, an Owner may have a detrimental effect on Investment Option share values held in the Separate Account. The Company may therefore limit the number of permitted transfers in any Contract Year, or refuse to honor any transfer request for an Owner or a group of Owners if it is informed that the purchase or redemption of shares of one or more of the Investment Options is to be restricted because of excessive trading, or if a specific transfer or group of transfers is deemed to have a detrimental effect on Accumulation Unit Value or Investment Option share prices.

The Company may also at any time suspend or cancel its acceptance of third party authorizations on behalf of an Owner; or restrict the Investment Options that will be available for such transfers. Notice will be provided to the third party in advance of the restrictions. The restrictions will not be imposed, however, if the Company is given satisfactory evidence that : (a) the third party has been appointed by the Owner to act on the Owner's behalf for all financial affairs; or (b) the third party has been appointed by a court of competent jurisdiction to act on the Owner's behalf.


Telephone Transactions

An Owner may initiate various transactions by telephone. The Variable Service Center (1-800-845-0689) is available for telephone transfers of Account Value, notification of change of address, change of premium allocations among Investment Options, partial withdrawal requests and systematic withdrawals.

The Company's automated information line (1-800-59-FUNDS) is available for current information on Accumulation Unit Values, and may be made available for current account value, telephone transfers of Account Value.

If there are joint owners of a Contract, unless the Company is informed to the contrary, instructions will be accepted from either one of the joint owners. Requests for transfers or reallocations by telephone will be automatically permitted. The Company will use reasonable procedures such as requiring certain identifying information from the caller, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone are genuine. Any telephone instructions reasonably believed by the Company to be genuine will be the Owner's responsibility, including losses arising from any errors in the communication of instructions. As a result of this, the Owner will bear the risk of loss. If the Company does not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, the Company may be liable for any losses due to dishonored or fraudulent instructions.


Death of the Annuitant

Upon the death of the Annuitant prior to the Annuity Date, the Owner must designate a new Annuitant. If no designation is made within 30 days of the death of the Annuitant, the Owner will become the Annuitant. However, if the Owner is a non-natural person, then the death of the Annuitant will be treated as the death of the Owner and a new Annuitant may not be designated. (See "Death of the Owner," below.)

Upon the death of the Annuitant after the Annuity Date, the Death Benefit, if any, will be as specified in the Annuity Option elected.

Death of the Owner

Upon the death of the Owner prior to the Annuity Date, the Death Benefit will be paid to the Beneficiary designated by the Owner. In certain states, the Death Benefit will be the greater of:

(1) the Purchase Payments, less any withdrawals including any applicable Withdrawal Charges;

(2)  the Contract Value; or

(3) the Contract Value as of the first day of the current five Contract Year period plus any Purchase Payments made since that day and less any amounts withdrawn since that day.

The first five Contract Year period begins on the Issue Date, the second five Contract Year period begins on the fifth Contract Anniversary, and so forth. If the Beneficiary is the spouse of the Owner and elects to continue the Contract, the Contract Value remains unchanged and no determination of the Death Benefit is made at that time.

In other states, the Death Benefit will be the greater of:

(1) the Purchase Payments, less any withdrawals including any applicable Withdrawal Charges; or

(2)  the Contract Value.

Owners should refer to their Contract for the applicable Death Benefit provision.

The Death Benefit will be determined and paid as of the Valuation Period next following the date of receipt by the Company of both due proof of death and an election for the payment method. The Beneficiary can elect to have a single lump sum payment or choose one of the Annuity Options.

If a single sum payment is requested, the proceeds will be paid within seven (7) days of receipt of proof of death and the election. Payment under an Annuity Option may only be elected during the sixty-day period beginning with the date of receipt of proof of death or a single sum payment will be made to the Beneficiary at the end of the sixty-day period.

The entire Death Benefit must be paid within five (5) years of the date of death unless:

(1) the Beneficiary elects to have the Death Benefit payable under an Annuity Option over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary with distribution beginning within one year of the date of death; or

(2) if the Beneficiary is the spouse of the Owner, the Beneficiary may elect to become the Owner of the Contract and the Contract will continue in effect.

If there are Joint Owners, any reference to the death of the Owner shall mean the first death of an Owner.

The Contract can be held by Joint Owners. Any Joint Owner must be the spouse of the other Owner. Upon the death of either Owner, the surviving spouse will be the primary Beneficiary. Any other Beneficiary designated in the Application or as subsequently changed will be treated as a contingent Beneficiary unless otherwise indicated in writing to the Company.

If the Owner is a non-natural person, then for purposes of the Death Benefit the Annuitant shall be treated as the Owner and the death of the Annuitant or a change of the Annuitant shall be treated as the death of the Owner.

                               ANNUITY PROVISIONS

Annuity Date and Annuity Option

The Owner selects an Annuity Date and Annuity Option at the time of application. The Annuity Date must always be the first day of a calendar month and must be at least one month after the Issue Date. The Annuity Date may not be later than the Annuitant's 85th birthday. If no Annuity Option is elected, Option B with a 120 month guarantee will automatically be applied.

Change in Annuity Date and Annuity Option

Prior to the Annuity Date, the Owner may change the Annuity Date. Any changes must be in writing and must be requested at least seven (7) days prior to the new Annuity Date. The Annuity Date must always be the first day of a calendar month and must be at least one month after the Issue Date. The Annuity Date may not be later than the Annuitant's 85th birthday.

The Owner may, upon written notice to the Company, at any time prior to the Annuity Date, change the Annuity Option. Any change must be requested at least seven (7) days prior to the Annuity Date.

Allocation of Annuity Payments

If all of the Contract Value on the seventh calendar day before the Annuity Date is allocated to the General Account, the Annuity will be paid as a Fixed Annuity. If all of the Contract Value on that date is allocated to the Separate Account, the Annuity will be paid as a Variable Annuity. If the Contract Value on that date is allocated to both the General Account and the Separate Account, the Annuity will be paid as a combination of a Fixed Annuity and a Variable Annuity to reflect the allocation between the Accounts.

Transfers During the Annuity Period

During the Annuity Period, the Owner may transfer, by written request, Contract Values among the Accounts subject to the following:

(1) the deduction of any transfer fee that may be imposed (no charge for first six (6) transfers per Contract Year made among the Sub-Accounts; thereafter, the fee is $25 per transfer or, if less, 2% of the amount transferred).

(2) the Owner may, once each Contract Year, make a transfer from one or more Sub-Accounts to the General Account. The Owner may not make a transfer from the General Account to the Separate Account. Amounts transferred from a Sub-Account to the General Account are subject to certain procedures set out in the Contract.

Annuity Options

The actual dollar amount of Variable Annuity Payments is dependent upon (i) the Contract Value on the Annuity Date, (ii) the annuity table specified in the Contract, (iii) the Annuity Option selected, and (iv) the investment performance of the Sub-Account selected.

The annuity tables contained in the Contract for Variable Annuity Payments are based on a four percent (4%) assumed investment rate. If the actual net investment rate exceeds four percent (4%), payments will increase. Conversely, if the actual rate is less than four percent (4%), Variable Annuity Payments will decrease. If a higher assumed investment rate was used, the initial payment would be higher, but the actual net investment rate would have to be higher in order for Variable Annuity Payments to increase.

Variable Annuity Payments will reflect the investment performance of the Separate Account in accordance with the allocation of the Contract Value to the Sub-Account on the Annuity Date. Thereafter, allocations may not be changed except as provided in "Transfers During the Annuity Period", above. The total dollar amount of each Annuity Payment is the sum of the Variable Annuity Payment and the Fixed Annuity Payment reduced by the applicable portion of the Annual Contract Maintenance Charge.

The amount payable under the Contract may be made under one of the following options or any other option acceptable to the Company:

Option A. Life Annuity. An annuity payable monthly during the lifetime of the Annuitant. Payments cease at the death of the Annuitant.

Option B. Life Annuity with Periods Certain of 60, 120, 180 or 240 Months. An annuity payable monthly during the lifetime of the Annuitant and in any event for sixty (60), one hundred twenty (120), one hundred eighty (180) or two hundred forty (240) months certain as selected.

Option C. Joint and Survivor Annuity. An annuity payable monthly during the joint lifetime of the Annuitant and a designated second person. At the death of either Payee, Annuity Payments will continue to be made to the survivor Payee. The survivor's Annuity Payments will be equal to 100%, 75%, 662/3% or 50% of the amount payable during the joint lifetime, as chosen.

Option D. Joint and Contingent Annuity. An annuity payable monthly during the lifetime of the Annuitant and continuing during the lifetime of a designated second person after the Annuitant's death. The second person's annuity payments will be equal to 100%, 75%, 66 2/3 % or 50% of the amount payable, as chosen.

Option E. Fixed Payments for a Period Certain. An annuity payable monthly for a fixed amount for any specified period (at least five (5) years but not exceeding thirty (30) years), as chosen.

Annuity Options A, B, C & D are available on a Fixed Annuity basis, a Variable Annuity basis or a combination of both. Annuity Option E is available on a Fixed Annuity basis only.

Frequency and Amount of Annuity Payments

Annuity Payments will be paid as monthly installments. However, if the net amount available to apply under any Annuity Option is less than $5,000, the Company has the right to pay the amount in one single lump sum in lieu of Annuity Payments. If the Annuity Payment would be or become less than $200 where only a Fixed Annuity Payment or a Variable Annuity is selected, or if the Annuity Payment would be or become less than $100 on each basis when a combination of Fixed and Variable Annuities is selected, the Company will reduce the frequency of payments to an interval which will result in each payment being at least $200, or $100 on each basis if a combination of Fixed and Variable Annuities is selected.

                      PURCHASE PAYMENTS AND CONTRACT VALUE

Purchase Payments

The Contracts are purchased under a flexible Purchase Payment plan. The initial Purchase Payment is due on the Issue Date. For Non-Qualified Contracts, the minimum initial Purchase Payment is $5,000. The minimum initial Purchase Payment for Qualified Contracts is $1,000. For all Contracts, the maximum subsequent Purchase Payment is $1,000,000 and the minimum subsequent Purchase Payment is $100. The Company reserves the right to decline any Application or Purchase Payment.

Allocation of Purchase Payments

Purchase Payments are allocated to the General Account or appropriate Sub-Account(s) within the Separate Account as selected by the Owner. Unless elected otherwise by the Owner, subsequent Purchase Payments are allocated in the same manner as the initial Purchase Payment. For each Sub-Account, Purchase Payments are converted into Accumulation Units. The number of Accumulation Units credited to the Contract is determined by dividing the Purchase Payment allocated to the Sub-Account by the value of the Accumulation Unit for the Sub-Account as of the Valuation Period during which the Purchase Payment is allocated to the Sub-Account. Purchase Payments allocated to the General Account are credited in dollars.

Under certain circumstances, the Company may delay the initial investment of Purchase Payments to be allocated to Investment Options in the Separate Account, but it does not currently do so. (See "The Contracts - Application and Issuance of a Contract -- Delayed Investment Start Date.")

Dollar Cost Averaging


Dollar Cost Averaging is a program which, if elected, permits an Owner to systematically transfer amounts for each month or quarter from the Prime Money Fund II Sub-Account or the General Account to any

Sub-Account(s). By allocating amounts on a regularly scheduled basis as opposed to allocating the total amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations. The minimum amount which may be transferred is $500. An Owner must have a minimum of $6,000 of Contract Value in the Prime Money Fund II Sub-Account or the General Account, or the amount required to complete the Owner's designated program, in order to participate in the Dollar Cost Averaging program.


All Dollar Cost Averaging transfers will be made on the same day of each month or quarter (or the next Valuation Date if the same day of the month or quarter is not a Valuation Date). If the Owner is participating in the Dollar Cost Averaging program, such transfers are not taken into account in determining any transfer fee. Under certain circumstances, there may be restrictions with respect to an Owner's ability to participate in the Dollar Cost Averaging program and limitations on the amounts that can be transferred from the General Account to any Sub-Accounts. An Owner participating in the Dollar Cost Averaging program may not make systematic withdrawals of his or her Contract Value. (See "Withdrawals--Systematic Withdrawals.")

Distribution

First Variable Capital Services, Inc. ("FVCS"), 10 Post Office Square, 12th Floor, Boston, MA 02109 acts as the distributor of the Contracts. FVCS is a wholly-owned subsidiary of the Company. The Contracts are offered on a continuous basis through FVCS and approved broker-dealers who are members of the National Association of Securities Dealers, Inc.

The Company and FVCS have agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The commissions payable to a broker-dealer may vary with the sales agreement, but are not expected to exceed 7% of Purchase Payments. Broker-dealers may also receive expense allowances, wholesaler fees, bonuses and training fees.

Contract Value

The Contract Value of the Contract on any Valuation Date is the sum of the Owner's interest in the Sub-Accounts of the Separate Account and in the General Account. The value of each Sub-Account is determined by multiplying the number of Accumulation Units attributable to the Sub-Account by the value of an Accumulation Unit for the Sub-Account.

Accumulation Unit

Purchase Payments allocated to the Separate Account and amounts transferred to or within the Separate Account are converted into Accumulation Units. This is done by dividing each Purchase Payment by the value of an Accumulation Unit as of the Valuation Period during which the Purchase Payment is allocated to the Separate Account or the transfer is made. The Accumulation Unit value for each Sub-Account was arbitrarily set initially at $10. The Accumulation Unit value for any later Valuation Period is determined by subtracting (2) from (1) and dividing the result by (3) where:

     (1)  is the net result of:

          (a) the assets of the Sub-Account attributable to Accumulation Units; plus or minus

          (b) the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation or maintenance of the Sub-Account;

     (2) is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Charge (see "Charges and Deductions"); and

     (3) is the number of Accumulation Units outstanding at the end of such Valuation Period.

The Accumulation Unit value may increase or decrease from Valuation Period to Valuation Period.

                                   WITHDRAWALS


While the Contract is in force and before the Annuity Date, the Owner may elect in writing to withdraw all of a Contract's Withdrawal Value, or may elect in either writing or by telephone to withdraw part of a Contract's Withdrawal Value. (See "Telephone Transactions".) Withdrawals will result in the cancellation of Accumulation Units from each applicable Sub-Account of the Separate Account or a reduction in the General Account Value in the ratio that the Sub-Account Value and/or the General Account Value bears to the total Contract Value. The Owner must specify in writing in advance which units are to be cancelled or values are to be reduced if other than the above-mentioned method of cancellation is desired. The Company will pay the amount of any withdrawal within seven (7) days of receipt of a request in good order, unless the "Suspension of Payments or Transfers" provision is in effect. The Withdrawal Value is the Contract Value for the Valuation Period next following the Valuation Period during which a written request for withdrawal is received at the Company reduced by the sum of:

     (a)  any applicable taxes not previously deducted;

     (b)  any applicable Annual Contract Maintenance Charge; and

     (c)  any applicable Withdrawal Charge.

Each partial withdrawal must be for an amount which is not less than $1,000 or, if smaller, the remaining value in the Sub-Account or General Account. The remaining value in each Sub-Account or the General Account from which a partial withdrawal is requested must be at least $1,000 after the partial withdrawal is completed.

Certain tax withdrawal penalties and restrictions may apply to withdrawals from Contracts. For Contracts purchased in connection with 403(b) plans, the Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship.

However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. However, these limitations will apply to all amounts (regardless of when or how the contributions were originally made) which are transferred or rolled over from a custodial account (as defined in Section 403(b)(7) of the Code) into the Owner's Account. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Systematic Withdrawals


As stated above, an Owner may request a withdrawal of the Contract's Withdrawal Value. In addition, and subject to any conditions and fees the Company may impose, an Owner may elect by either written or telephone request to make equal periodic withdrawals ("systematic withdrawals") of his or her Contract Values. (See "Telephone Transactions.") Currently, there are no charges for systematic withdrawals.

Under the program, systematic withdrawals are made on the same day (or next Valuation Date of each month or quarter. Systematic withdrawals are transferred automatically to an Owner's bank account, provided the account is maintained at a bank that is a member of the Automated Clearing House (ACH). the right to a 10% free single sum withdrawal is forfeited. Systematic withdrawals are not allowed simultaneously with the dollar cost averaging program. Owners less than 59 1/2 who participate in this program may be subject to a 10% penalty tax surcharge. (See "Tax Status - Tax Treatment of Withdrawals -Non-Qualified Contracts" and "Tax Treatment of Withdrawals - Qualified Contracts.")


Texas Optional Retirement Program

A Contract issued to a participant in the Texas Optional Retirement Program ("ORP") will contain an ORP endorsement that will amend the Contract as follows:
a) If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institution of higher education upon its request. b) No benefits will be payable, through surrender of the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70 1/2. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant's employer before the value of a Contract can be withdrawn.

Suspension of Payments or Transfers

The Company reserves the right to suspend or postpone payments for withdrawals or transfers for any period when:

     (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     (2)  trading on the New York Stock Exchange is restricted;

     (3) an emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; or

     (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners; provided that applicable rules and regulations of the Securities and Exchange Commission will govern as to whether the conditions described in (2) and (3) exist.

The Company reserves the right to defer payment for a withdrawal or transfer from the General Account for the period permitted by law but not for more than six months after written election is received by the Company.


                             PERFORMANCE INFORMATION


Prime Money Fund II Portfolio

From time to time, the Prime Money Fund II Sub-Account of the Separate Account may advertise its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Prime Money Fund II Sub-Account refers to the income generated by Contract Values in the Prime Money Fund II Sub-Account over a seven-day period (which period will be stated in the advertisement). This income is "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Contract Values in the Prime Money Fund II Sub-Account. The "effective yield" is calculated similarly. However, when annualized, the income earned by Contract Values is assumed to be reinvested. This results in the "effective yield" being slightly higher than the "yield" because of the compounding effect of the assumed reinvestment. The yield figure will reflect the deduction of any asset-based charges and any applicable Annual Contract Maintenance Charge, but will not reflect the deduction of any Withdrawal Charge. The deduction of any Withdrawal Charge would reduce any percentage increase or make greater any percentage decrease.

Other Portfolios

From time to time, the Company may advertise performance data for the various other Portfolios under the Contract. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment medium over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that Unit by the Accumulation Unit value at the beginning of the period. This percentage figure will reflect the deduction of any asset-based charges and any applicable Annual Contract Maintenance Charges under the Contracts, but will not reflect the deduction of any Withdrawal Charge. The deduction of any Withdrawal Charge would reduce any percentage increase or make greater any percentage decrease.

Any advertisement will also include total return figures calculated as described in the Statement of Additional Information. The total return figures reflect the deduction of any applicable Annual Contract Maintenance Charges and Withdrawal Charges, as well as any asset-based charges.


The Company may make available yield information with respect to some of the Portfolios. Such yield information will be calculated as described in the Statement of Additional Information. The yield information will reflect the deduction of any applicable Annual Contract Maintenance Charge and Withdrawal Charge as well as any asset-based charges.

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the Portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Portfolio being compared. The Standard & Poor's Composite 500 Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts issued through the Separate Account with the unit values of variable annuities issued through the separate accounts of other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, Morningstar or from the VARDS Report.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which tracks the performance of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Miami and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges.

Morningstar rates a variable annuity sub-account against its peers with similar investment objectives. Morningstar does not rate any sub-account that has less than three years of performance data.

                                   TAX STATUS

General

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amounts equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.


The Company intends that all Portfolios of VIST underlying the Contracts will be managed by the Investment Adviser for VIST, and that Prime Money Fund II will be managed by its investment adviser, to comply with the diversification requirements set forth in section 817(h) of the Code and Treas. Reg. 1-817-5 promulgated thereunder.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the owner is a non-natural person, e.g., a corporation, or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person or to Contracts held by a tax-qualified retirement plan described in sections 401,403(a), 403(b), 408, or 457 of the Code. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

Tax Treatment of Assignments

An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

Income Tax Withholding


All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non- periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.


Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
(a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or distributions for a specified period of 10 years or more; or (b) distributions which are required minimum distributions; or (c) the portion of the distributions not includible in gross income (i.e. return of after-tax contributions). Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.


Tax Treatment of Withdrawals--Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received:
(a)after the taxpayer reaches age 59 1/2; (b) after the death of the Owner;
(c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals- Qualified Contracts," below.)

Qualified Plans

The Contracts offered by this Prospectus are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Contract Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described in this Prospectus. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts", below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

H.R. 10 Plans. Section 401 of the Code permits self-employed individuals to establish Qualified Plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the Plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals--Qualified Contracts" below.) Purchasers of Contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax-Sheltered Annuities. Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals--Qualified Contracts" and "Tax Sheltered Annuities--Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Individual Retirement Annuities. Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Corporate Pension and Profit-Sharing Plans. Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Corporate Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Section 457 Plans. Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish deferred compensation plans for the benefit of their employees which may invest in annuity contracts. The Code, as in the case of Qualified Plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these Plans, contributions made for the benefit of the employees will not be includible in the employee's gross income until distributed from the Plan.


Tax Treatment of Withdrawals--Qualified Contracts


In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408(b) (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions:
(a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55;
(e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; and
(g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable)has received unemployment compensation for at least 12 weeks. This exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days. The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year, following the year in which the employee attains age
70 1/2 or retires, whichever is later. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. In addition, distributions in excess of $150,000 per year may be subject to an additional 15% excise tax unless an exemption applies.


Tax-Sheltered Annuities--Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's
Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfer between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                              FINANCIAL STATEMENTS

Financial statements of the Company and the Separate Account have been included in the Statement of Additional Information.

                                LEGAL PROCEEDINGS

There are no material pending legal proceedings to which the Separate Account, the Distributor or the Company is a party.


          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Item                                                                        Page
----                                                                        ----
Company...................................................................   2
Independent Auditors......................................................   2
Legal Opinions............................................................   2
Distributor...............................................................   2
Yield Calculation for Prime Money Fund II Sub-Account.....................   2
Performance Information...................................................   3
Annuity Provisions........................................................   4
   Variable Annuity.......................................................   4
   Fixed Annuity..........................................................   4
   Annuity Unit...........................................................   4
   Mortality and Expense Guarantee........................................   5
Financial Statements......................................................   5

                              {LOGO]    FIRST
                                        VARIABLE
                                        LIFE INSURANCE
                                        COMPANY


Marketing and Executive Office:                       Variable Service Center:
10 Post Office Square                                 P.O. Box 1317
Boston, MA 02109                                      Des Moines, IA  50305-1317
Automated Information Line:  (800) 59-FUNDS           (800) 228-1035

                                      VISTA
                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                                    Funded in
                          FIRST VARIABLE ANNUITY FUND E

                                   Prospectus
                               Dated: May 1, 1997


The Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contracts (the "Contracts") described in this Prospectus were issued by First Variable Life Insurance Company (the "Company") prior to May 15, 1994 and on the date of this Prospectus are available in a limited number of states ( FL, ID, MT, NJ, OR, WA). The Contracts provide for accumulation of Contract Values and payment of monthly annuity payments on a fixed and variable basis and are designed for use by individuals in retirement plans on a Qualified or Non-Qualified basis. (See "Definitions.")


Purchase Payments for a Contract may be allocated to the Company's segregated investment account called First Variable Annuity Fund E (the "Separate Account") or to the Company's General Account. The Separate Account invests in selected Portfolios of two mutual funds: Variable Investors Series Trust ("VIST") and Federated Insurance Series ("Federated"). The Portfolios currently available under a Contract are: VIST Growth, VIST Growth & Income, VIST High Income Bond, VIST Matrix Equity, VIST Multiple Strategies, VIST Small Cap Growth, VIST U.S. Government Bond, VIST World Equity and Federated Prime Money Fund II. (See "Investment Options.") The Company reserves the right, under certain circumstances, to delay the investment of initial Purchase Payments in VIST Portfolios, but does not currently do so. (See "Application and Issuance of a Contract.")


The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, and the Contracts are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. An investment in the Contract is subject to risk that may cause the value of the Owner's investment to fluctuate, and when the Contract is surrendered, the value may be higher or lower than the Purchase Payments.

This Prospectus contains information that an investor should know before investing. A Statement of Additional Information about the Contracts and the Separate Accounts, which has the same date as this Prospectus, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The table of contents of the Statement of Additional Information can be found on page 28 of this Prospectus. For a copy of the Statement of Additional Information, which is available at no cost, write the Company at its Variable Service Center or call the number shown above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.

                                TABLE OF CONTENTS

DEFINITIONS...................................................................1

HIGHLIGHTS....................................................................2

FEE TABLE.....................................................................3

CONDENSED FINANCIAL INFORMATION...............................................5

THE COMPANY...................................................................8

THE SEPARATE ACCOUNT..........................................................8
INVESTMENT OPTIONS ...........................................................9
           Variable Investors Series Trust....................................9
           Federated Insurance Series........................................10
           General Account Option ...........................................10
           Voting Rights.....................................................11
           Substitution of Other Securities..................................11

CHARGES AND DEDUCTIONS.......................................................11
           Deduction for Withdrawal Charge (Sales Load)......................11
           Deduction for Mortality and Expense Risk Charge...................12
           Deduction for Administrative Charge...............................12
           Deduction for Annual Contract Maintenance Charge..................13
           Deduction for Premium Taxes.......................................13
           Deduction for Income Taxes........................................13
           Deduction for Expenses of the Funds...............................13
           Transfer Charge...................................................13
           Elimination or Reduction of Charges and Deductions................13

THE CONTRACTS................................................................14
           Application and Issuance of a Contract............................14
           Ownership.........................................................14
           Annuitant.........................................................15
           Assignment........................................................15
           Transfers by the Company..........................................15
           Beneficiary.......................................................15
           Change of Beneficiary.............................................15
           Transfers of Contract Values During the Accumulation Period.......15
           Telephone Transactions............................................16
           Death Benefit Provided by the Contract............................16
           Amount of Death Benefit Prior to Annuity Date.....................17
           Amounts Payable on Death of Payee.................................17

ANNUITY PROVISIONS...........................................................18
           Annuity Date and Annuity Option...................................18
           Change in Annuity Date and Annuity Option.........................18
           Allocation of Annuity Payments....................................18
           Transfers During the Annuity Period...............................18
           Annuity Options...................................................18
           Frequency and Amount of Annuity Payments..........................19

PURCHASE PAYMENTS AND CONTRACT VALUE.........................................19
           Purchase Payments.................................................19
           Allocation of Purchase Payments...................................19
           Dollar Cost Averaging.............................................20
           Distribution......................................................20
           Contract Value....................................................20
           Accumulation Unit.................................................20

WITHDRAWALS..................................................................21
           Systematic Withdrawals............................................21
           Texas Optional Retirement Program.................................22
           Suspension of Payments or Transfers...............................22

PERFORMANCE INFORMATION......................................................22
           Prime Money Fund II Portfolio.....................................22
           Other Portfolios..................................................22

TAX STATUS ..................................................................23
           General...........................................................23
           Diversification...................................................24
           Contracts Owned by Other than Natural Persons.....................24
           Multiple Contracts................................................25
           Tax Treatment of Assignments......................................25
           Income Tax Withholding............................................25
           Tax Treatment of Withdrawals--Non-Qualified Contracts.............25
           Qualified Plans...................................................25
           Tax Treatment of Withdrawals--Qualified Contracts.................27
           Tax-Sheltered Annuities--Withdrawal Limitations...................27

FINANCIAL STATEMENTS.........................................................27

LEGAL PROCEEDINGS............................................................27

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.................28

                                   DEFINITIONS

Account - General Account and/or one or more of the Sub-Accounts of the Separate Account.

Accumulation Period - The period during which Purchase Payments may be made prior to the Annuity Date.

Accumulation Unit - A unit of measure used to calculate the Contract Value of a Sub-Account of the Separate Account prior to the Annuity Date.

Annuitant - The natural person on whose life Annuity Payments are based.

Annuity Date - The date on which Annuity Payments begin.

Annuity Payments - The series of payments made to the Annuitant after the Annuity Date under the Annuity Option elected.

Annuity Period - The period after the Annuity Date during which Annuity Payments are made.

Annuity Unit - A unit of measure used to calculate Variable Annuity Payments after the Annuity Date.

Beneficiary -The person(s) or entity who will receive the death benefit.

Company - First Variable Life Insurance Company.

Contract Anniversary - An anniversary of the Issue Date.

Contract Value - The sum of the Owner's interest in the Sub-Accounts of the Separate Account and in the General Account.

Contract Year - One year from the Issue Date and from each Contract Anniversary.

Distributor - First Variable Capital Services, Inc., 10 Post Office Square, 12th Floor, Boston, MA 02109.

Fixed Annuity - A series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company.


Funds - Variable Investors Series Trust and Federated Insurance Series, each of which is an open-end management investment company in which the Separate Account invests.


General Account - The Company's general investment account which contains all the assets of the Company with the exception of the Separate Account and other segregated asset accounts.

General Account Value - The Owner's interest in the General Account.


Investment Option - The General Account or any of the Sub-Accounts of the Separate Account which can be selected by the Owner of a Contract.


Issue Date - The date on which the first Contract Year begins.

Non-Qualified Contracts - Contracts issued under Non-Qualified Plans which do not receive favorable tax treatment under Sections 401, 403(b) 408, or 457 of the Internal Revenue Code.

Owner - The person, persons or entity entitled to all the ownership rights under the Contracts and in whose name the Contracts have been issued.


Portfolio - A segment of a Fund which constitutes a separate and distinct class of shares.


Purchase Payment - An amount paid to the Company to provide benefits under the Contracts.

Qualified Contracts - Contracts issued under Qualified Plans which receive favorable tax treatment under Sections 401, 403(b) 408, or 457 of the Internal Revenue Code.

Separate Account - A separate investment account of the Company, designated as First Variable Annuity Fund E, into which Purchase Payments or Contract Value may be allocated.


Sub-Account - A segment of the Separate Account which invests in a Portfolio of one of the Funds.


Valuation Date - The Separate Account will be valued each day that the New York Stock Exchange is open for trading which is Monday through Friday, except for normal business holidays.

Valuation Period - The period beginning at the close of business of the New York Stock Exchange on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

Variable Account Value - The Owner's interest in the Sub-Accounts of the Separate Account.

Variable Annuity - A series of payments made during the Annuity Period which vary in amount with the investment experience of each applicable Sub-Account.

Variable Service Center - The company's administrative service center for the Contracts is located at 1206 Mulberry Street, Des Moines, IA 50309.

Withdrawal Value - The Withdrawal Value is:

     1) the Contract Value for the Valuation Period next following the Valuation Period during which a written request for withdrawal is received at the Company; less

     2)   any applicable taxes not previously deducted; less

     3)   the Withdrawal Charge, if any; less

     4)   the Annual Contract Maintenance Charge, if any.

                                   HIGHLIGHTS


VISTA is an individual flexible payment variable annuity contract (the "Contract"). The Owner may allocate Purchase Payments among ten Investment Options under a Contract issued by First Variable Life Insurance Company (the "Company"). Nine of these options are Sub-Accounts of First Variable Annuity Fund E (the "Separate Account"), a segregated investment account of the Company. Purchase Payments may also be allocated to the General Account of the Company.

Each Sub-Account invests exclusively in shares of a corresponding Portfolio of a selected mutual fund (a "Fund"). The selected Funds are Variable Investors Series Trust ("VIST") and Federated Insurance Series ("Federated"). The Portfolios currently available are: VIST Growth, VIST Growth & Income, VIST High Income Bond, VIST Matrix Equity, VIST Multiple Strategies, VIST Small Cap Growth, VIST U.S. Government Bond, VIST World Equity, and Federated Prime Money Fund II. (See "Investment Options.") Owners bear the investment risk for any amounts allocated to a Sub-Account.


Owners have the right to return a Contract according to the terms of its "free-look" right. The Company reserves the right to delay initial investments of Purchase Payments in the VIST Portfolios in certain instances, but it does not currently do so. (See "Application and Issuance of a Contract.")

A Withdrawal Charge (sales load) may be deducted in the event of a withdrawal of all or a portion of the Contract Value. No Withdrawal Charge will be assessed upon any withdrawal unless the amount withdrawn exceeds the Free Withdrawal Amount. The annual Free Withdrawal Amount is determined as the sum of (a) 10% of Purchase Payments still subject to the Withdrawal Charge; plus (b) the excess of the Contract Value over Purchase Payments not previously withdrawn; plus (c) any Purchase Payments no longer subject to the Withdrawal Charge. The Withdrawal Charge will vary in amount, depending upon the Contract Year in which the Purchase Payment being surrendered was made. (See "Charges and Deductions - Deductions for Withdrawal Charge (Sales Load).")

There is a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. This Charge compensates the Company for assuming the mortality and expense risks under the Contracts. (See "Charges and Deductions - Deduction for Mortality and Expense Risk Charge.")

There is an Administrative Charge which is equal, on an annual basis, to .15% of the average daily net asset value of the Separate Account. This Charge compensates the Company for costs associated with the administration of the Contracts and the Separate Account. (See "Charges and Deductions - Deduction for Administrative Charge.")

There is an Annual Contract Maintenance Charge of $30 each Contract Year. (See "Charges and Deductions - Deduction for Annual Contract Maintenance Charge.")

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the Contract Values. (See "Charges and Deductions - Deduction for Premium Taxes.")

Under certain circumstances, a transfer charge may be assessed when an Owner transfers Contract Values from one Sub-Account to another Sub-Account or to or from the General Account. (See "Charges and Deductions - Deduction for Transfer Fee.")

A ten percent (10%) federal income tax penalty may be applied to the income portion of any distribution from a Non-Qualified Contract before the Owner reaches age 59 1/2, with certain exceptions. (See "Tax Status - Tax Treatment of Withdrawals - Non-Qualified Contracts.") Separate tax withdrawal penalties and restrictions apply to a Qualified Contract. (See "Tax Status - Tax Treatment of Withdrawals - Qualified Contracts.") Special restrictions apply to distributions from a 403(b) annuity. (See "Tax Status - Tax-Sheltered Annuities Withdrawal Limitations".)

For a further discussion of the taxation of a Contract, see "Tax Status" and "Tax Status - Diversification" for a discussion of owner control of the underlying investments in a variable annuity contract.


                          FIRST VARIABLE ANNUITY FUND E

                                    FEE TABLE

Owner Transaction Expenses

Withdrawal Charge (see Note 2 below)                     Contract         Charge
(as a percentage of Purchase Payment withdrawn)....    Anniversary        ------
                                                      Since Purchase
                                                         Payment
                                                         -------
                                                         0 and 1            5%
                                                            2               4%
                                                            3               3%
                                                            4               2%
                                                            5               1%
                                                            6+              0%

Transfer Fee                                         None Currently (See Note 3)

Annual Contract Maintenance Charge                   $30 per Contract year

Separate Account Annual Expenses
  (as a percentage of average account value)

   Mortality and Expense Risk Charge.........................      1.25%
   Administrative Charge.....................................       .15%
                                                                   -----
   Total Separate Account Annual Expenses....................      1.40%


Funds' Annual Expenses
(as a percentage of the average daily net assets of a Portfolio)


                                   VIST                                               VIST          VIST                   Federated
                                  Growth        VIST         VIST        VIST         Small         US          VIST         Prime
                     VIST           &          Hi. Inc.     Matrix     Multiple        Cap          Gov.        World        Money
                     Growth       Income        Bond        Equity       Strat.       Growth        Bond        Equity      Fund II
------------------------------------------------------------------------------------------------------------------------------------
Mgmt. Fees .......      .70%         .75%         .70%         .65%         .70%         .85%         .60%         .70%         .55%

Other Operating
Expenses -
After Expense
Reimbursement
(see Note 5)            .47%         .50%         .50%         .50%         .50%         .50%         .25%         .50%         .25%
                     ------       ------       ------       ------       ------       ------       ------       ------       ------
Total Annual
Expenses               1.17%        1.25%        1.20%        1.15%        1.20%        1.35%         .85%        1.20%         .80%

Examples

An Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

a)   upon surrender at the end of each time period;

b)   if the Contract is not surrendered or is annuitized.


                                                    1 year         3 years          5 years          10 years
                                                    ------         -------          -------          --------
Growth Portfolio                        a)           $ 73            $112             $151              $300
                                        b)           $ 27            $ 83             $141              $300
Growth & Income Portfolio               a)           $ 74            $114             $155              $308
                                        b)           $ 28            $ 85             $145              $308
High Income Bond Portfolio              a)           $ 73            $113             $153              $303
                                        b)           $ 27            $ 84             $143              $303
Matrix Equity Portfolio                 a)           $ 73            $111             $150              $298
                                        b)           $ 27            $ 82             $140              $298
Multiple Strategies Portfolio           a)           $ 73            $113             $153              $303
                                        b)           $ 27            $ 84             $143              $303
Small Cap Growth                        a)           $ 75            $117             $161              $318
                                        b)           $ 29            $ 88             $150              $318
U.S. Government Bond Portfolio          a)           $ 70            $102             $135              $267
                                        b)           $ 24            $ 73             $125              $267
World Equity Portfolio                  a)           $ 73            $113             $153              $303
                                        b)           $ 27            $ 84             $143              $303
Prime Money Fund II                     a)           $ 69            $101             $133              $262
                                        b)           $ 23            $ 71             $122              $262


Explanation of Fee Table and Examples


1. The purpose of the Fee Table is to assist the Owner in understanding the various costs and expenses that an Owner will incur, directly or indirectly. The Table reflects expenses of the Separate Account and the Investment Options. For additional information, see "Charges and Deductions" in this Prospectus and the Prospectuses for Variable Investors Series Trust and Federated Insurance Series.


2. An Owner may make a withdrawal each Contract Year of the Free Withdrawal Amount or some portion thereof provided that the amount withdrawn is at least $1,000 or the Owner's entire interest in the Sub-Account, if less. The minimum Contract Value which must remain in a Sub-Account after a partial withdrawal is $1,000. Subject to any conditions and fees the Company may impose, an Owner may elect to have this amount paid in equal periodic installments. The Company reserves the right to charge a fee for this service. Currently, however, there are no charges for this service. (See "Charges and Deductions - Deduction for Withdrawal Charge (Sales
     Load)" and "Withdrawals - Systematic Withdrawals.") The 10% free withdrawal has been factored into the Examples above.

3. The Company reserves the right to charge up to $25.00 for exchanges and transfers when the total of exchanges and transfers in any Contract year exceeds 12.


4. Prior to May 1, 1997, the Matrix Equity Portfolio was known as the "Tilt Utility Portfolio" and had different investment policies. Prior to April 1, 1994, the Portfolio was known as the "Equity Income Portfolio" and had different investment objectives and policies.

5. First Variable Advisory Services Corp. ( "Investment Adviser" ) has agreed through April 1, 1998 to reimburse Variable Investors Series Trust for all operating expenses (exclusive of management fees) in excess of .50% of a Portfolio's average net assets (.25% in the case of the U.S. Government Bond Portfolio). Had the Investment Adviser not reimbursed expenses of the Portfolios, for the year ended December 31, 1996, the

     VIST Annual Expenses would have been 1.17% for the Growth Portfolio; 2.63% for the Growth & Income Portfolio; 1.99% for the High Income Bond Portfolio; 1.48% for the Matrix Equity Portfolio; 1.32% for the Multiple Strategies Portfolio; 2.38% for the Small Cap Growth Portfolio; 1.66% for the U.S. Government Bond Portfolio; and 1.50% for the World Equity Portfolio. Federated Advisors, the investment adviser for Federated, has voluntarily agreed to waive any portion of its fee and/or reimburse certain operating expenses of Federated in excess of .80% of the Federated Prime Money Fund II Portfolio's average net assets, but can modify or terminate this voluntary agreement at any time at its sole discretion. Had this investment adviser not waived expenses and/or reimbursed expenses of the Federated Prime Money Fund II Portfolio for the year ended December 31, 1996, the annual expenses, as a percentage of the Portfolio's average assets, would have been 1.37%.


6. Premium taxes are not reflected. Premium taxes may apply. (See "Charges and Deductions - Deduction for Premium Taxes.")

7.   The assumed initial Purchase Payment is $1,000.

8. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                          FIRST VARIABLE ANNUITY FUND E

                         CONDENSED FINANCIAL INFORMATION

                            ACCUMULATION UNIT VALUES
                 (for a unit outstanding throughout the period)


The following condensed financial information is derived from the financial statements of the Separate Account (Policy Forms 7800 and 20224). The information should be read in conjunction with the financial statements, related notes and other financial information for the Separate Account included in the Statement of Additional Information. The financial statements and report of independent auditors of the Company are also contained in the Statement of Additional Information.



                                        Year          Year          Year          Year          Year          Year          Year
                                        Ended         Ended         Ended         Ended         Ended         Ended         Ended
                                       12/31/96      12/31/95      12/31/94      12/31/93      12/31/92      12/31/91      12/31/90
                                      ----------    ----------    ----------    ----------    ----------    ----------    ----------
Growth Sub-Account (1)
Beginning of Period                   $    17.05    $    12.61    $    12.89    $    11.98    $    13.16    $     9.93    $    10.00
End of Period                         $    21.16    $    17.05    $    12.61    $    12.89    $    11.98    $    13.16    $     9.93
Number of Accum. Units Outstanding       834,675       518,976       242,120       187,792       213,353       157,474         6,736
Growth & Income Sub-Account
Beginning of Period (5/31/95)         $    11.22    $    10.00
End of Period                         $    12.41    $    11.22
Number of Accum. Units Outstanding       755,887       289,200
High Income Bond Sub-Account (1)
Beginning of Period                   $    16.26    $    13.86    $    15.12    $    13.34    $    11.70    $     9.34    $    10.00
End of Period                         $    18.31    $    16.26    $    13.86    $    15.12    $    13.34    $    11.70    $     9.34
Number of Accum. Units Outstanding       520,055       309,472       190,699       437,508       337,571       195,048           536
Matrix Equity Sub-Account (2)
Beginning of Period                   $    19.34    $    14.70    $    15.06    $    12.95    $    12.99    $    10.15    $    10.00
End of Period                         $    19.95    $    19.34    $    14.70    $    15.06    $    12.95    $    12.99    $    10.15
Number of Accum. Units Outstanding       466,610       455,859       265,271       211,775       203,350        98,273         6,477

(1) Prior to May 1, 1997, the Growth Sub-Account was known as the "Common Stock Sub-Account." Prior to January 1, 1989, the High Income Bond Sub-Account was known as the "High Yield Bond Sub-Account."

(2) Prior to May 1, 1997, the Matrix Equity Sub-Account was known as the "Tilt Utility Sub-Account" and had different investment policies. Prior to April 1, 1994, the Sub-Account was known as the "Equity Income Division" and had different investment objectives, policies and restrictions.

                                       Year          Year          Year          Year          Year          Year          Year
                                       Ended         Ended         Ended         Ended         Ended         Ended         Ended
                                      12/31/96      12/31/95      12/31/94      12/31/93      12/31/92      12/31/91      12/31/90
                                     ----------    ----------    ----------    ----------    ----------    ----------    ----------
Multiple Strategies Sub-Account
Beginning of Period                   $    17.32    $    13.28    $    14.02    $    12.86    $    12.59    $    10.34    $    10.00
End of Period                         $    20.21    $    17.32    $    13.28    $    14.02    $    12.86    $    12.59       $10. 34
Number of Accum. Units Outstanding       960,499       795,702       529,845       167,168       169,897       128,348        11,761
Small Cap Growth Sub-Account (1)
Beginning of Period (5/4/95)          $    12.93    $    10.00
End of Period                         $    16.25    $    12.93
Number of Accum. Units Outstanding       787,620       278,163
U.S. Government Bond Sub-Account
Beginning of Period                   $    15.32    $    12.93    $    13.48    $    12.49    $    11.94    $    10.56    $    10.00
End of Period                         $    15.46    $    15.32    $    12.93    $    13.48    $    12.49    $    11.94    $    10.56
Number of Accum. Units Outstanding       213,751       222,013       207,710       175,294       175,547       494,291         6,523
World Equity Sub-Account
Beginning of Period                   $    14.67    $    11.97    $    11.03    $     9.54    $     9.85    $     9.25    $    10.00
End of Period                         $    16.26    $    14.67    $    11.97    $    11.03    $     9.54    $     9.54    $     9.25
Number of Accum. Units Outstanding     1,054,077       719,094       349,771       151.437        92,431        72,323         5,125
Prime Money Fund II Sub-Account (2)
Beginning of Period                   $    11.67    $    11.22    $    10.97    $    10.86    $    10.67    $    10.24    $    10.00
End of Period                         $    12.06    $    11.67    $    11.22    $    10.97    $    10.86    $    10.67    $    10.24
Number of Accum. Units Outstanding       297,512       406,002       123,042        52,908       309,216       207,448        63,260

(1) Prior to May 1, 1997, the Small Cap Growth Sub-Account was known as the "Small Cap Sub-Account."

(2) On January 2, 1997, shares of Federated Prime Money Fund II were substituted for shares of the VIST Cash Management Portfolio. Accumulation Unit Values shown are based on the value of VIST Cash Management Portfolio shares held for the periods shown.

                                         Six
                                        Months         Year          Year
                                        Ended          Ended         Ended
                                        6/30/92       12/31/91      12/31/90
                                       ----------    ----------    ----------
Real Estate Investment Sub-Account*
Beginning of Period                    $    11.74    $     8.93    $    10.00
End of Period                          $    11.58    $    11.74    $     8.93
Number of Accum. Units Outstanding              0         6,903           904
Natural Resources Sub-Account*
Beginning of Period                    $     9.19    $     9.22    $     10.0
End of Period                          $     8.81    $     9.19    $     9.22
Number of Accum. Units Outstanding              0         9,794         1,237
World Bond Sub-Account*
Beginning of Period                    $    12.27    $    10.91    $    10.00
End of Period                          $    12.29    $    12.27    $    10.91
Number of Accum. Units Outstanding              0        47,602         4,343
Aggressive Growth Sub-Account*
Beginning of Period                    $    11.81    $     9.28    $    10.00
End of Period                          $    10.02    $    11.81    $     9.28
Number of Accum. Units Outstanding              0        41,617         3,269





*On June 29, 1992, the Real Estate Investment, Natural Resources, Aggressive Growth and World Bond Sub-Accounts of Fund E, and the corresponding Portfolios of VIST were terminated, based primarily on their small size and the limited prospect for growth in the foreseeable future. Investments in these four Sub-Accounts were transferred into the then remaining Sub-Accounts.


                                   THE COMPANY


First Variable Life Insurance Company (the "Company") is a stock life insurance company which was organized under the laws of the State of Arkansas in 1968. The Company is principally engaged in the annuity business. The Company is licensed in 49 States, the District of Columbia and the U.S. Virgin Islands. The Company is a wholly-owned subsidiary of Irish Life of North America, Inc. ("ILoNA") which in turn is beneficially owned by Irish Life plc. ("Irish Life"). ILoNA also owns Interstate Assurance Company ("Interstate") of Des Moines, Iowa. Irish Life was formed in 1939 through a consolidation of a number of Irish and British Life offices transacting business in Ireland. In terms of assets, Irish Life controls over 50% of the Irish domestic market. As Ireland's leading institutional investor, it owns in excess of 10% of the leading Irish publicly traded stocks. Irish Life, through its international subsidiaries, conducts business in Ireland, the United Kingdom, the United States and France. As the end of 1996, the Irish Life consolidated group had in excess of $11 billion in assets. ILoNA is a Delaware corporation, incorporated as Carrig International, Inc. in 1986, which is the holding company of Interstate and the Company.


The Company has an A- (Excellent) rating from A.M. Best, an independent firm that analyzes insurance carriers. This rating is assigned to companies that have a strong ability to meet their obligations to policyholders over a long period of time. The Company also has an AA (Double A) rating from Duff & Phelps Credit Rating Co. and an AA- (Double A minus) from Standard & Poor's on claims paying ability. The financial strength of the Company may be relevant with respect to the Company's ability to satisfy its General Account obligations under the Policies.


The Company may publish in advertisements and reports to Owner, the ratings and other information assigned it by one or more independent rating services Further the Company may publish charts and other information concerning dollar cost averaging, tax-deferral and other investment methods.

                              THE SEPARATE ACCOUNT

The Board of Directors of the Company adopted a resolution to establish a segregated asset account pursuant to Arkansas insurance law on December 4, 1979. This segregated asset account has been designated First Variable Annuity Fund E (the "Separate Account"). The Company has caused the Separate Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to the reserves and other contract liabilities with respect to the Separate Account, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Contracts are general obligations.

The Separate Account meets the definition of a "separate account" under the federal securities laws.


The Separate Account is divided into Sub-Accounts, with the assets of each Sub-Account invested in one Portfolio of a selected Fund. There is no assurance that the investment objective of any of the Portfolios will be met. Owners bear the complete investment risk for Purchase Payments and Contract Value allocated to a Sub-Account. Contract Values will fluctuate in accordance with the investment performance of the Sub-Account(s) to which Purchase Payments are allocated, and in accordance with the imposition of the fees and charges assessed under the Contracts.

                               INVESTMENT OPTIONS

Owners of a Contract may allocate Purchase Payments and Contract Value to one or more Sub-Accounts of the Separate Account and to the General Account. Each Sub-Account invests exclusively in a Portfolio of a selected Fund. A brief summary of the Funds and the investment objectives of the currently available Portfolios is set forth below. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios which are included with this prospectus. The prospectuses for the Funds may describe other portfolios that are not available under a Contract. THERE IS NO ASSURANCE THAT THE AVAILABLE PORTFOLIOS WILL ACHIEVE THEIR STATED OBJECTIVES. Investors should read this prospectus and the prospectuses for the Funds carefully before investing. To obtain prospectuses for the Funds, write the Company at its Variable Service Center or call the number shown on the cover page.


Variable Investors Series Trust


Variable Investors Series Trust ("VIST") has been established to act as one of the funding vehicles for the Contracts offered. VIST is managed by First Variable Advisory Services Corp. ("Investment Adviser"), a wholly-owned subsidiary of the Company. The Investment Adviser retains the services of sub-advisers pursuant to Sub-Advisory Agreements to manage the assets of the Portfolios of VIST as follows: Federated Investment Counseling with respect to the High Income Bond Portfolio, Value Line, Inc. with respect to the Multiple Strategies Portfolio and the Growth Portfolio, Strong Capital Management, Inc. with respect to the U.S. Government Bond Portfolio, State Street Bank and Trust Company with respect to the Matrix Equity Portfolio, Keystone Investment Management Company with respect to the World Equity Portfolio, Warburg Pincus Counsellors, Inc. with respect to the Growth & Income Portfolio and Pilgrim, Baxter & Associates, Ltd. with respect to the Small Cap Growth Portfolio. Prior to April 1, 1994, INVESCO Capital Management, Inc. was the investment adviser of VIST. VIST is an open-end management investment company. While a brief summary of the investment objectives of the Portfolios is set forth below, more comprehensive information, including a discussion of potential risks, is found in the current VIST Prospectus which is included with this Prospectus. Purchasers should read this Prospectus and the VIST Prospectus carefully before investing.

VIST is intended to meet differing investment objectives with its currently available separate Portfolios: Growth Portfolio, Growth & Income Portfolio, High Income Bond Portfolio, Matrix Equity Portfolio, Multiple Strategies Portfolio, Small Cap Growth Portfolio, U.S. Government Bond Portfolio and World Equity Portfolio. The investment objectives of the Portfolios are as follows:

Growth Portfolio. The investment objective of this Portfolio is capital growth which it seeks to achieve through a policy of investing primarily in a diversified portfolio of common stocks and securities convertible into or exchangeable for common stock. The secondary objective is current income when consistent with its primary objective. Prior to May 1, 1997, this Portfolio was known as the "Common Stock Portfolio".

Growth & Income Portfolio. The investment objectives of this Portfolio are to provide current income and growth of capital. The Portfolio seeks to achieve its objectives by investing in equity securities, fixed income securities and money market instruments. The portion of the Portfolio invested at any given time in each of these asset classes will vary depending on market conditions, and there may be extended periods when the Portfolio is primarily invested in one of them. In addition, the amount of income derived from the Portfolio will fluctuate depending on the composition of the Portfolio's holdings and will tend to be lower when a higher portion of the Portfolio is invested in equity securities. The Portfolio may also purchase without limitation dollar-denominated American Depository Receipts ("ADRs"). ADRs are issued by domestic banks and evidence ownership of underlying foreign securities.

High Income Bond Portfolio. The investment objective of this Portfolio is to obtain as high a level of current income as is believed to be consistent with prudent investment management. As a secondary objective, the Portfolio seeks capital appreciation when consistent with its primary objective. The Portfolio seeks to achieve its investment objectives by investing primarily in fixed-income securities rated lower than A. Many of the high yield securities in which the Portfolio may invest are commonly referred to as "junk bonds." For special risks involved with investing in such securities (including among others, risk of default and illiquidity) see "Investment Objectives and Policies of the Portfolios - High Income Bond Portfolio" in the VIST prospectus.

Matrix Equity Portfolio. The investment objective of this Portfolio is capital appreciation and current income. The Portfolio will seek to achieve its investment objective by investing in a diversified portfolio that is selected by the Sub-Adviser on the basis of its proprietary analytical model. Sector weights are normally maintained at a similar level to that of the S&P 500 Index. The Portfolio will invest at least 65% of its total assets in equity securities. Prior to May 1, 1997, the Matrix Equity Portfolio was known as the "Tilt Utility Portfolio" and had different policies, but maintained the same investment objective.

Multiple Strategies Portfolio. The investment objective of this Portfolio is to seek as high a level of total return over an extended period of time as is considered consistent with prudent investment risk by investing in equity securities, bonds, and money market instruments in varying proportions.

Small Cap Growth Portfolio. The investment objective of this Portfolio is to seek capital appreciation. The Portfolio will invest, under normal conditions, at least 65% of its total assets in securities of companies with small market capitalization or annual revenues under $1 billion at the time of purchase. Prior to May 1, 1997, this Portfolio was known as the "Small Cap Portfolio."

U.S. Government Bond Portfolio. The investment objective of this Portfolio is to seek current income and preservation of capital through investment primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies, authorities, or instrumentalities.

World Equity Portfolio. The investment objective of this Portfolio is to maximize long-term total return by investing primarily in common stocks, and securities convertible into common stocks, traded in securities markets located in countries around the world, including the United States. See "Foreign Investments" under "Policies and Techniques Applicable to all Portfolios" in the VIST prospectus for a discussion of the risks involved in investing in foreign securities.





Federated Insurance Series


Federated Insurance Series ("Federated") is an open-end investment management company that was formed as a series trust to provide funding options for variable life insurance and variable annuity contracts. Pursuant to an investment advisory contract with Federated, investment decisions for Federated are made by Federated Advisers, an affiliate of Federated Investment Counseling.


Prime Money Fund II. The investment objective of this series is to provide current income consistent with the stability of principal and liquidity. The Fund pursues its investment objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less. An investment in the Prime Money Fund II is neither insured nor guaranteed by the U.S. Government.

General Account Option


This Prospectus is generally intended to describe the Contract and Separate Account. Because of certain exemptive and exclusionary provisions, interests in the General Account are not registered under the Securities Act of 1933 and the General Account is not registered as an investment company under the Investment Company Act of 1940, as amended. Accordingly, neither the General Account nor any interests therein are subject to the provisions of these Acts, and the Company has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in the Prospectus relating to the General Account.

The Company guarantees that it will credit interest to Contract Value in the General Account at a minimum rate of 4% per year. Additional amounts of "current" interest may be credited by the Company in its sole discretion. The initial current interest rate will be guaranteed for at least one year. New Purchase Payments and transfers from the Separate Account allocated to the General Account may each receive different current interest rate(s) than the current interest rate(s) credited to Contract Value existing in the General Account. The Company determines current interest rates in advance and credits interest daily to General Account Value.


Voting Rights


In accordance with its view of present applicable law, the Company will vote the shares of VIST and Federated that are in the Separate Account at special meetings of the shareholders in accordance with instructions received from persons having the voting interest in the Separate Account. The Company will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. Neither VIST nor Federated holds regular meetings of shareholders.

Shares of VIST and Federated are used as the investment vehicle for separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies. The use of VIST's and Federated's shares as investments for both variable annuity contracts and variable life insurance policies is referred to as "mixed funding." The use of these shares as investments by separate accounts of unaffiliated life insurance companies is referred to as "shared funding."

VIST and Federated intend to engage in mixed funding and shared funding. Although VIST and Federated do not currently foresee any disadvantage to Contract owners due to differences in redemption rates, tax treatment, or other considerations resulting from mixed funding or shared funding, the Trustees of VIST and the Trustees of Federated will closely monitor the operation of mixed funding and shared funding and will consider appropriate action to avoid material conflict and take appropriate action in response to material conflicts which occur.

The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company not more than sixty (60) days prior to a shareholder meeting. Each Owner having a voting interest will receive proxy material, reports, and other materials relating to the appropriate Portfolio.


Substitution of Other Securities


If other shares of VIST or Federated (or any Portfolio within the Funds), are no longer available for investment by the Separate Account or, if in the judgment of the Company, further investment in the shares should become inappropriate in view of the purpose of the Contracts, the Company may substitute shares of another mutual fund (or Portfolio) for shares already purchased or to be purchased in the future by Purchase Payments under the Contracts. No substitution of securities may take place without prior approval of the Securities and Exchange Commission and under the requirements it may impose.


                             CHARGES AND DEDUCTIONS

Various charges and deductions are made from Contract Values and the Separate Account. These charges and deductions are:

Deduction for Withdrawal Charge (Sales Load)

If all or a portion of the Contract Value (see "Withdrawals") is withdrawn, a Withdrawal Charge (sales load) will be calculated at the time of each withdrawal and will be deducted from the Contract Value. This Charge reimburses the Company for expenses incurred in connection with the promotion, sale and distribution of the Contracts. No Withdrawal Charge will be assessed upon any withdrawal unless the amount withdrawn exceeds the Free Withdrawal Amount. The annual Free Withdrawal Amount is determined as the sum of (a) 10% of Purchase Payments still subject to the Withdrawal Charge; plus (b) the excess of the Contract Value over Purchase Payments not previously withdrawn; plus (c) any Purchase Payments no longer subject to the Withdrawal Charge. The Withdrawal Charge is determined by multiplying the excess of the amount withdrawn over the Free Withdrawal Amount by the applicable percentage(s) from the Table of Withdrawal Charges below. The Withdrawal Charge percentages are based upon the number of Contract Anniversaries that Purchase Payments have remained in the Contract before being withdrawn. Purchase Payments are deemed to be withdrawn in the order in which they are made.

                          TABLE OF WITHDRAWAL CHARGES:

                  Contract Anniversaries
                  Since Purchase Payment          Charge
                  ----------------------          ------
                      0 and 1                       5%
                            2                       4%
                            3                       3%
                            4                       2%
                            5                       1%
                            6+                      0%


Any partial withdrawal is subject to a $500 minimum. If a partial withdrawal is requested that would leave an aggregate value of less than the sum of taxes which have not yet been deducted, the Annual Contract Maintenance Charge, if applicable, and any Withdrawal Charge, then such partial withdrawal will be treated as a total withdrawal. If the aggregate value of a Contract after any withdrawal falls below $300, a Contract may, at the Company's option, be automatically surrendered and the aggregate value, less any applicable charges, will be paid to the Owner.


In the event of the death of the Owner, the Company will waive the Withdrawal Charge with respect to any death benefits paid.

For a partial withdrawal, the Withdrawal Charge will be deducted from the remaining Withdrawal Value, if sufficient; otherwise it will be deducted from the amount withdrawn. The amount deducted from the Contract Value will be determined by subtracting values from the General Account and/or canceling Accumulation Units from each applicable Sub-Account in the ratio that the value of each Account bears to the total Contract Value. The Owner must specify in writing in advance which Units are to be canceled from each Sub-Account and/or whether values are to be deducted from the General Account if other than the above method of cancellation is desired.

Deduction for Mortality and Expense Risk Charge

The Company deducts on each Valuation Date, both prior to the Annuity Date and during the Annuity Period, a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. The mortality risks assumed by the Company arise from its contractual obligation to make annuity payments after the Annuity Date for the life of the Annuitant and to waive the Withdrawal Charge in the event of the death of the Owner. The Company also bears a mortality risk with respect to the death benefit. The expense risk assumed by the Company is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees and the costs of other services may exceed the amount recovered from the Annual Contract Maintenance Charge and the Administrative Charge.

To the extent that the Withdrawal Charge is insufficient to cover the actual cost of distribution, the Company may use any of its corporate assets, including potential profit which may arise from the Mortality and Expense Risk Charge to provide for any difference.

Deduction for Administrative Charge

The Company deducts on each Valuation Date, both prior to the Annuity Date and during the Annuity Period, an Administrative Charge which is equal, on an annual basis, to .15% of the average daily net asset value of the Separate Account. This charge, together with the Annual Contract Maintenance Charge (see below), is to reimburse the Company for the expenses it incurs in the establishment and maintenance of the Contracts and the Separate Account. These expenses include but are not limited to: preparation of the Contracts, confirmations, annual reports and statements, maintenance of Owner records, maintenance of Separate Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Owner servicing and all accounting, valuation, regulatory and reporting requirements. Since this charge is an asset-based charge, the amount of the charge attributable to a particular Contract may have no relationship to the administrative costs actually incurred by that Contract. The Company does not intend to profit from this charge. This charge will be reduced to the extent that the amount of this charge is in excess of that necessary to reimburse the Company for its administrative expenses. Should this charge prove to be insufficient, the Company will not increase this charge and will incur the loss.

Deduction for Annual Contract Maintenance Charge

An annual charge of $30 (the "Annual Contract Maintenance Charge") is assessed against the Contract every Contract Year during the Accumulation Period. In the case of a total withdrawal occurring 31 or more days after the beginning of a Contract Year, the full Annual Contract Maintenance Charge for that year will be deducted. The Annual Contract Maintenance Charge is not assessed if all Contract Value is in the Fixed Account. This charge is deducted by subtracting values from the General Account and/or canceling Accumulation Units from each applicable Sub-Account in the ratio that the value of each Account bears to the total Contract Value. The Company has set this charge at a level so that, when considered in conjunction with the Administrative Charge (see above), it will not make a profit from the charges assessed for administration.

Deduction for Premium Taxes

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the Contract Values. The Company currently intends to deduct premium taxes when incurred. Some states assess premium taxes at the time Purchase Payments are made; others assess premium taxes at the time annuity payments begin. Premium taxes generally range from 0% to 4%.

Deduction for Income Taxes

While the Company is not currently maintaining a provision for federal income taxes with respect to the Separate Account, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Separate Account whether or not there was a provision for taxes and whether or not it was sufficient. The Company will deduct any withholding taxes required by applicable law. (See "Tax Status Income Tax Withholding.")


Deduction for Expenses of the Funds

There are other deductions from and expenses paid out of the assets of the Funds which are described in the accompanying VIST and Federated prospectuses.


Transfer Charge

The Company charges $25.00 for exchanges and transfers when the total of exchanges and transfers in any Contract Year exceeds 12.

Elimination or Reduction of Charges and Deductions.

The charges and deductions on a Contract may be reduced or eliminated, in whole or in part, when sales of Contracts are made to individuals or to a group of individuals in a manner that results in savings or administration expenses. Any reductions will be determined by the Company after examination of relevant factors such as:

o the size and type of group to which sales are to be made because expenses for a larger group are generally less than for a smaller group since large numbers of Contracts may be implemented and administered with fewer contacts;

o the total amount of Purchase Payments to be received because expenses are likely to be less on larger Purchase Payments than on smaller ones;

o any prior or existing relationship with the Company because of the likelihood of implementing the Contract with fewer contracts; and

o other circumstances, of which the Company is not presently aware, which could result in reduced expenses.

Charges may also be eliminated when a Contract is issued to an officer, director, employee or agent of the Company or any of its affiliates. In no event will reductions or elimination of the charges be permitted where reductions or elimination will be unfairly discriminatory to any person.

                                  THE CONTRACTS

Application and Issuance of a Contract

An application must be completed and submitted to the Company to purchase a Contract, together with the minimum required initial Purchase Payment. (See "Purchase Payments") A Contract ordinarily will be issued with respect to Owners and Annuitants up to Age 80. Investors in Qualified Contracts for Owners and Annuitants beyond Age 70 1/2 should consult with qualified tax advisers on the impact of minimum distribution requirement under their existing retirement plans. Any required annual minimum distribution amount should be withdrawn from an existing retirement plan before amounts are transferred to purchase a Qualified Contract. (See "Tax Considerations- Withdrawals from Qualified Contracts.")

The Owner, Annuitant, and beneficiary of a Contract are initially designated in the application and subject to the Company's underwriting rules. If the Application for a Contract is in good order, the Company will apply the Purchase Payment within 2 business days of receipt: (a) to the Separate Account and credit the Contracts with Accumulation Units; and/or (b) to the Fixed Account and credit the Contract with dollars. If the Application for a Contract is not in good order, the Company will attempt to get in good order or the Company will return the Application and the Purchase Payment within 5 business days. The Company will not retain a Purchase Payment for more than 5 business days while processing an incomplete Application unless it has been authorized by the purchaser. The Company may decline any application.

Free Look Right. An Owner has the right to review a Contract during an initial inspection period specified in the Contract and, if dissatisfied, to return it to the Company or to the agent through whom it was purchased. When the Contract is returned to the Company during the permitted period, it will be voided as if it had never been in force. The Company will ordinarily refund the Contract Value (which may be greater or less than the Purchase Payments received) on a Contract returned during the permitted period, unless a different amount is required. The "free look period" is at least 10 days, and may be greater depending on state requirements.


Delayed Investment Start Date. Purchase Payments are generally allocated to the Sub-Accounts or to the General Account as selected by the Owner. In certain instances, however, the Company reserves the right to allocate Purchase Payments to the Prime Money Fund II Sub-Account for a period of up to 5 days beyond a "free look" inspection period before they will be invested (together with any investment gain) in any other Sub-Account(s) designated by the Owner. If the Company elects to delay such initial investments in Sub-Accounts, the delay would apply where a Contract is issued: (a) in a state which requires that Purchase Payments less withdrawals be refunded upon the exercise of (i) a "free look" right or (ii) an inspection right following a "replacement" of an existing life insurance or annuity contract; or (b) as an Individual Retirement Annuity (or as the initial investment of an Individual Retirement Account).


On the date of this Prospectus, the Company does not delay investment start dates and, should it elect to do so, it will so advise prospective investors in a Contract.

Ownership

The Owner has all rights and may receive all benefits under the Contract. Prior to the Annuity Date, the Owner is the person designated in the Application, unless changed. On and after the Annuity Date, the Annuitant is the Owner. Upon the death of the Annuitant, the Beneficiary is the Owner.

The Owner may change the Owner at any time prior to the Annuity Date. A change of Owner will automatically revoke any prior designation of Owner. A request for change must be: (1) made in writing; and (2) received by the Company at the Variable Service Center. The change will become effective as of the date the written request is signed. A new designation of Owner will not apply to any payment made or action taken by the Company prior to the time it was received.

For Non-Qualified Contracts, in accordance with Internal Revenue Code Section 72(u), a deferred annuity contract held by a corporation or entity that is not a natural person is not treated as an annuity contract for tax purposes. Income on the contract is treated as ordinary income received by the Owner during the taxable year. However, for purposes of Code Section 72(u), an annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person and treated as an annuity contract for tax purposes. Tax advice should be sought prior to purchasing a Contract which is to be owed by a trust or other non-natural person.

Annuitant

The Annuitant is the person on whose life Annuity Payments are based. The Annuitant is the person designated in the Application, unless changed prior to the Annuity Date. The Annuitant may not be changed in a Contract which is owned by a non-natural person.

Assignment

The Owner may, at any time during his or her lifetime, assign his or her rights under the Contract. The Company will not be bound by any assignment until written notice is received by the Company. The Company is not responsible for the validity of any assignment. The Company will not be liable as to any payment or other settlement made by the Company before receipt of the assignment.

If the Contract is issued pursuant to a retirement plan which receives favorable tax treatment under the provisions of Sections 401, 403(b), 408 or 457 of the Internal Revenue Code, it may not be assigned, pledged or otherwise transferred except as may be allowed under applicable law.

Transfers by the Company

The Company may, subject to applicable regulatory approvals, transfer its obligations under the Contracts to another qualified life insurance company under an assumption reinsurance arrangement without the prior consent of the Owner.

Beneficiary

The Beneficiary is named in the Application and, unless changed, is entitled to receive the benefits to be paid at the death of the Owner.

Unless the Owner provides otherwise, the Death Benefit will be paid in equal shares or all to the survivor(s) as follows:

     (1) to the primary Beneficiaries who survive the Owner's death; or if there are none,

     (2) to the contingent Beneficiaries who survive the Owner's death; or if there are none,

     (3)  to the estate of the Owner.

Change of Beneficiary

Subject to the rights of any irrevocable Beneficiary(ies), the Owner may change the primary Beneficiary(ies) or contingent Beneficiary(ies). A change may be made by filing a written request with the Company at its Variable Service Center. The change will take effect as of the date the notice is signed. The Company will not be liable for any payment made or action taken before it records the change.

Transfers of Contract Values During the Accumulation Period

Prior to the Annuity Date, an Owner may transfer all or part of an Account by either written or telephone request without the imposition of any fee or charge if there have been no more than 12 transfers made in the Contract Year. If more than 12 transfers have been made in the Contract Year, the Company deducts a transfer fee of $25 for each transfer in excess 12. (See "Charges and Deductions - Deduction for Transfer Fee" above and "Purchase Payments and Contract Value - Dollar Cost Averaging.") All transfers are subject to the following:

     (1) Allocations, transfers and allocations to the fixed account must be at least $100.00

     (2) All Purchase Payments and transfers allocated to the General Account must remain in the General Account for one year prior to any transfer from the General Account.

     (3) Any transfer direction must clearly specify the amount which is to be transferred and the Accounts which are to be affected.

     (4) The Company reserves the right at any time and without prior notice to any party including, but not limited to, the circumstances described in the "Suspension of Payments or Transfers" provision, below, to terminate, suspend or modify the transfer privileges described above.

Programmed or other frequent requests to transfer all or part of an Account by, or on behalf of, an Owner may have a detrimental effect on Investment Option share values held in the Separate Account. The Company may therefore limit the number of permitted transfers in any Contract Year, or refuse to honor any transfer request for an Owner or a group of Owners if it is informed that the purchase or redemption of shares of one or more of the Investment Options is to be restricted because of excessive trading, or if a specific transfer or group of transfers is deemed to have a detrimental effect on Accumulation Unit Value or Investment Option share prices.

The Company may also at any time suspend or cancel its acceptance of third party authorizations on behalf of an Owner; or restrict the Investment Options that will be available for such transfers. Notice will be provided to the third party in advance of the restrictions. The restrictions will not be imposed, however, if the Company is given satisfactory evidence that : (a) the third party has been appointed by the Owner to act on the Owner's behalf for all financial affairs; or (b) the third party has been appointed by a court of competent jurisdiction to act on the Owner's behalf.


Telephone Transactions

An Owner may initiate various transactions by telephone. The Variable Service Center (1-800-845-0689) is available for telephone transfers of Account Value, notification of change of address, change of premium allocations among Investment Options, partial withdrawal requests and systematic withdrawals.

The Company's automated information line (1-800-59-FUNDS) is available for current information on Accumulation Unit Values and may be made available for current Account Value telephone transfers of Account Value.

If there are joint owners of a Contract, unless the Company is informed to the contrary, instructions will be accepted from either one of the joint owners. Requests for transfers or reallocations by telephone will be automatically permitted. The Company will use reasonable procedures such as requiring certain identifying information from the caller, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone are genuine. Any telephone instructions reasonably believed by the Company to be genuine will be the Owner's responsibility, including losses arising from any errors in the communication of instructions. As a result of this, the Owner will bear the risk of loss. If the Company does not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, the Company may be liable for any losses due to dishonored or fraudulent instructions.


Death Benefit Provided by the Contract

If the Annuitant is not the Owner and the Owner dies while the Contract is in effect, while the Annuitant is living, and before the Annuity Date, the Company, upon receipt of due proof of death of the Owner, will pay a death benefit to the Owner's beneficiary. (For Contracts owned by non-natural persons, the Annuitant will be deemed to be the Owner for this purpose and the death or a change of the Annuitant shall be treated as the death of the Owner.) If there is no Owner's beneficiary living on the date of death of the Owner, the Company will pay the death benefit, upon receipt of due proof of the death of both the Owner and the Owner's beneficiary, in one sum to the estate of the Owner. If the Owner's beneficiary is not an individual or the death benefit is payable to the Owner's estate, the death benefit must be distributed within five years of the Owner's death. If the Owner's beneficiary is an individual, such individual may receive payments in a lump sum or over a period of years not exceeding his or her life expectancy beginning not later than one year after the Owner's death. If the Owner's spouse is the Owner's beneficiary, the spouse may elect to keep the Contract in effect and become the new Owner. If the Annuitant is not the Owner and the Owner dies before the Annuity Date, except in the case of a spouse who elects to become the new Owner, all rights of the Annuitant cease upon the Owner's death.

If the Annuitant dies while the Contract is in effect and before the Annuity Date, the Company, upon receipt of due proof of death, will pay a death benefit to the Annuitant's beneficiary, either in a lump sum or under one of the annuity options as provided under "Annuity Provisions - Annuity Options." If there is no Annuitant's beneficiary living on the date of the death of the Annuitant, the Company will pay the death benefit in a lump sum to the Owner upon receipt of due proof of the death of both the Annuitant and the Annuitant's beneficiary. If written election of a method of settlement of the Death Benefit is not received within 60 days following the date due proof of death is received at the Company's Variable Service Center, the Annuitant's Beneficiary or the Owner's beneficiary, as the case may be, if an individual, will be deemed to have elected Fixed Annuity Option B, a life annuity with 120 monthly payments certain as of the last day of the 60 day period.

In the event of the simultaneous death of the Owner and the Annuitant, the Company will pay a death benefit to the Owner's beneficiary.

On or after the Annuity Date, no death benefit will be payable under the Contract except as may be provided under the annuity option elected or automatically placed in effect. In the event of the death of the Owner after the Annuity Commencement Date, benefits must be distributed at least as rapidly as the method of distribution in effect on the Owner's death.

The Contract provides that upon the death of the Annuitant prior to the Annuity Commencement Date, the death benefit will be paid to the named beneficiary. Such payments made upon the death of the Annuitant who is not the Owner of the Contract do not qualify for the Death of Owner exception to the ten percent (10%) federal income tax penalty applied to the income portion of any distribution from Non-Qualified Contracts and will be subject to the ten percent (10%) premature distribution penalty unless the beneficiary is 59 1/2 or one of the other exceptions applies. (See "Tax Status - Tax Treatment of Withdrawals - Non-Qualified Contracts.")

Amount of Death Benefit Prior to Annuity Date


Prior to the Annuity Date the death benefit is equal to the greater of (a) the Contract Value, (b) the sum of all Purchase Payments made under the Contract, less the sum of all amounts withdrawn or (c) the Contract Value as of the first day of the current five Contract Year period plus any Purchase Payments made since the date and less any withdrawals made since that date. The first five Contract Year period begins on the Issue Date, the second five Contract Year period begins on the fifth Contract Anniversary, and so forth. For Contracts issued in Texas and North Carolina, the death benefit is equal to the greater of
(a) or (b).


In certain states the Company may issue a Contract to an Owner over age 85. In such cases, the death benefit payable on the Owner's death is equal to the Withdrawal Value (Contract Value less applicable charges).

The Accumulation Unit values used in determining the amount of the death benefit will be those determined at the close of the Valuation Period in which due proof of death is received by the Company at the Variable Service Center.

If written election of a method of settlement of the Death Benefit is not received within 60 days following the date due proof of death is received at the Company's Variable Service Center, the Annuitant's Beneficiary or the Owner's beneficiary, as the case may be, if an individual, will be deemed to have elected Fixed Annuity Option B, a life annuity with 120 monthly payments certain as of the last day of the 60 day period.

Amounts Payable On Death of Payee

In the event of the death of a payee on or after the Annuity Date, and prior to the expiration of a period certain, if any, the annuity payments for the remainder of such period certain will be paid (a) to the Annuitant's beneficiary as such payments come due; of (b) if there is no designated beneficiary then living, to the estate of the deceased payee in a lump sum equal to the commuted value of such payments. all payments made in one sum by the Company as provided in this paragraph are made in lieu of paying any remaining annuity payments under the Annuity Option then in effect.

                               ANNUITY PROVISIONS

Annuity Date and Annuity Option

The Owner selects an Annuity Date and Annuity Option at the time of application. The Annuity Date must always be the first day of a calendar month and must be at least one month after the Issue Date. The Annuity Date may not be later than the Annuitant's 85th birthday. If no Annuity Option is elected, and in effect on the 30th day prior to the Annuity Date, Option B with a 120 month guarantee will automatically be applied.

Change in Annuity Date and Annuity Option

Prior to the Annuity Date, the Owner may change the Annuity Date. Any changes must be in writing and must be requested prior to the new Annuity Date. The Annuity Date must always be the first day of a calendar month and must be at least one month after the Issue Date. The Annuity Date may not be later than the Annuitant's 85th birthday.

The Owner may, upon written notice to the Company, at any time prior to the Annuity Date, change the Annuity Option. Any change must be requested at least seven (7) days prior to the Annuity Date.

Allocation of Annuity Payments

If all of the Contract Value on the seventh calendar day before the Annuity Date is allocated to the General Account, the Annuity will be paid as a Fixed Annuity. If all of the Contract Value on that date is allocated to the Separate Account, the Annuity will be paid as a Variable Annuity. If the Contract Value on that date is allocated to both the General Account and the Separate Account, the Annuity will be paid as a combination of a Fixed Annuity and a Variable Annuity to reflect the allocation between the Accounts.

Transfers During the Annuity Period

During the Annuity Period the Owner may:

     1.   transfer Contract Value among the Sub-Accounts of the Separate
          Account.

     2. once each Contract Year, make a transfer of Contract Value from one or more Sub-Accounts to the General Account. The Owner may not make a transfer from the General Account to the Separate Account. Amounts transferred from a Sub-Account to the General Account are subject to certain procedures set out in the Contract.

     3. The Company reserves the right at any time and without prior notice to any party including, but not limited to, the circumstances described in the "Suspension of Payments or Transfers" provision, to terminate, suspend or modify the transfer privileges described above.

Annuity Options

The actual dollar amount of Variable Annuity Payments is dependent upon (i) the Contract Value on the Annuity Date, (ii) the annuity table specified in the Contract, (iii) the Annuity Option selected, and (iv) the investment performance of the Sub-Account selected.

The annuity tables contained in the Contract for Variable Annuity Payments are based on a four percent (4%) assumed investment rate. If the actual net investment rate exceeds four percent (4%) for Variable Annuity Payments, payments will increase. Conversely, if the actual rate is less than four percent (4%), Variable Annuity Payments will decrease. If a higher assumed investment rate was used, the initial payment would be higher, but the actual net investment rate would have to be higher in order for Variable Annuity Payments to increase.

Variable Annuity Payments will reflect the investment performance of the Separate Account in accordance with the allocation of the Contract Value to the Sub-Account on the Annuity Date. Thereafter, allocations may not be changed except as provided in "Transfers During the Annuity Period", above. The total dollar amount of each Annuity Payment is the sum of the Variable Annuity Payment and the Fixed Annuity Payment.

The amount payable under the Contract may be made under one of the following options or any other option acceptable to the Company:

Option A. Life Annuity. An annuity payable monthly during the lifetime of the Annuitant. Payments cease at the death of the Annuitant.

Option B. Life Annuity with Periods Certain of 60, 120, 180 or 240 Months. An annuity payable monthly during the lifetime of the Annuitant and in any event for sixty (60), one hundred twenty (120), one hundred eighty (180) or two hundred forty (240) months certain as selected.

Option C. Joint and Survivor Annuity. An annuity payable monthly during the joint lifetime of the Annuitant and a designated second person. At the death of either Payee, Annuity Payments will continue to be made to the survivor Payee. The survivor's Annuity Payments will be equal to 100%, 75%, 662/3% or 50% of the amount payable during the joint lifetime, as chosen.

Option D. Joint and Contingent Annuity. An annuity payable monthly during the lifetime of the Annuitant and continuing during the lifetime of a designated second person after the Annuitant's death. The second person's annuity payments will be equal to 100%, 75%, 662/3% or 50% of the amount payable, as chosen.

Option E. Fixed Payments for a Period Certain. An annuity payable monthly for a fixed amount for any specified period (at least five (5) years but not exceeding thirty (30) years), as chosen.

Annuity Options A, B, C & D are available on a Fixed Annuity basis, a Variable Annuity basis or a combination of both. Annuity Option E is available on a Fixed Annuity basis only.

Frequency and Amount of Annuity Payments

Annuity Payments will be paid as monthly installments. However, if the net amount available to apply under any Annuity Option is less than $5,000, the Company has the right to pay the amount in one single lump sum in lieu of Annuity Payments. If the Annuity Payment would be or become less than $200 where only a Fixed Annuity Payment or a Variable Annuity is selected, or if the Annuity Payment would be or become less than $100 on each basis when a combination of Fixed and Variable Annuities is selected, the Company will reduce the frequency of payments to an interval which will result in each payment being at least $200, or $100 on each basis if a combination of Fixed and Variable Annuities is selected.

                      PURCHASE PAYMENTS AND CONTRACT VALUE

Purchase Payments

The Contracts are purchased under a flexible Purchase Payment plan. The initial Purchase Payment is due on the Issue Date. The minimum initial Purchase
Payment is $1,000 except that the minimum initial Purchase Payment for Qualified Contracts issued pursuant to Section 408 of the Internal Revenue Code is $250. For all Contracts, the maximum subsequent Purchase Payment is $1,000,000 and the minimum subsequent Purchase Payment is $100. The Company reserves the right to decline any Application or Purchase Payment.

Allocation of Purchase Payments

Purchase Payments are allocated to the General Account or appropriate Sub-Account(s) within the Separate Account as selected by the Owner. Unless elected otherwise by the Owner, subsequent Purchase Payments are allocated in the same manner as the initial Purchase Payment. Under certain circumstances, Purchase Payments which have been designated by prospective purchasers to be allocated to Sub-Accounts other than the Cash Management Sub-Account may initially be allocated to the Cash Management Sub-Account. (See "Highlights.".) For each Sub-Account, Purchase Payments are converted into Accumulation Units. The number of Accumulation Units credited to the Contract is determined by dividing the Purchase Payment allocated to the Sub-Account by the value of the Accumulation Unit for the Sub-Account as of the Valuation Period during which the Purchase Payment is allocated to the Sub-Account. Purchase Payments allocated to the General Account are credited in dollars.

Under certain circumstances, the Company may delay the initial investment of Purchase Payments to be allocated to Investment Options in the Separate Account, but it does not currently do so. (See "The Contracts - Application and Issuance of a Contract--Delayed Investment Start Date.")

Dollar Cost Averaging


Dollar Cost Averaging is a program which, if elected, permits an Owner to systematically transfer amounts for each month or quarter from the Prime Money Fund II Sub-Account or the General Account to any Sub-Account(s). By allocating amounts on a regularly scheduled basis as opposed to allocating the total amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations. The minimum amount which may be transferred is $500. An Owner must have a minimum of $6,000 of Contract Value in the Prime Money Fund Sub-Account or the General Account, or the amount required to complete the Owner's designated program, in order to participate in the Dollar Cost Averaging program.


All Dollar Cost Averaging transfers will be made on the same day of each month or quarter (or the next Valuation Date if the same day of the month or quarter is not a Valuation Date). If the Owner is participating in the Dollar Cost Averaging program, such transfers are not taken into account in determining any transfer fee. Under certain circumstances, there may be restrictions with respect to an Owner's ability to participate in the Dollar Cost Averaging program and limitations on the amounts that can be transferred from the General Account to any Sub-Accounts. An Owner participating in the Dollar Cost Averaging program may not make systematic withdrawals of his or her Contract Value. (See "Withdrawals--Systematic Withdrawals.")

Distribution

First Variable Capital Services, Inc. ("FVCS"), 10 Post Office Square, Boston, MA 02109, acts as the distributor of the Contracts. FVCS is a wholly-owned subsidiary of the Company. The Contract is offered on a continuous basis through FVCS and approved broker-dealers who are members of the National Association of Securities Dealers, Inc.

The Company and FVCS have agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the Broker-dealers. The Registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The commissions payable to a broker-dealer for sales of the Contract may vary with the sales agreement, but is not expected to exceed 7% of Purchase Payments. Broker- dealers may also receive expense allowances, wholesaler fees, bonuses and training fees.

Contract Value

The Contract Value of the Contract on any Valuation Date is the sum of the Owner's interest in the Sub-Accounts of the Separate Account and in the General Account. The value of each Sub-Account is determined by multiplying the number of Accumulation Units attributable to the Sub-Account by the value of an Accumulation Unit for the Sub-Account.

Accumulation Unit

Purchase Payments allocated to the Separate Account and amounts transferred to or within the Separate Account are converted into Accumulation Units. This is done by dividing each Purchase Payment by the value of an Accumulation Unit as of the Valuation Period during which the Purchase Payment is allocated to the Separate Account or the transfer is made. The Accumulation Unit value for each Sub-Account was arbitrarily set initially at $10. The Accumulation Unit value for any later Valuation Period is determined by subtracting (2) from (1) and dividing the result by (3) where:

     (1)  is the net result of:

          (a) the assets of the Sub-Account attributable to Accumulation Units; plus or minus

          (b) the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation or maintenance of the Sub-Account;

     (2) is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Charge (see "Charges and Deductions"); and

     (3) is the number of Accumulation Units outstanding at the end of such Valuation Period.

The Accumulation Unit value may increase or decrease from Valuation Period to Valuation Period.

                                   WITHDRAWALS


While the Contract is in force and before the Annuity Date, the Owner may elect in writing to withdraw all of a Contract's Withdrawal Value or may elect in either writing or by telephone to withdraw part of a Contract's Withdrawal Value. (See "Telephone Transactions.") Withdrawals will result in the cancellation of Accumulation Units from each applicable Sub-Account of the Separate Account or a reduction in the General Account Value in the ratio that the Sub-Account Value and/or the General Account Value bears to the total Contract Value. The Owner must specify in writing in advance which units are to be canceled or values are to be reduced if other than the above-mentioned method of cancellation is desired. The Company will pay the amount of any withdrawal within seven (7) days of receipt of a request in good order, unless the "Suspension of Payments or Transfers" provision is in effect. (See "Suspension of Payments or Transfers.")


The Withdrawal Value is the Contract Value for the Valuation Period next following the Valuation Period during which a written request for withdrawal is received at the Company reduced by the sum of:

     (a)  any applicable taxes not previously deducted;

     (b)  any applicable Annual Contract Maintenance Charge; and

     (c)  any applicable Withdrawal Charge.


Each partial withdrawal must be for an amount which is not less than $1,000 or, if smaller, the remaining value in the Sub-Account or General Account. The remaining value in each Sub-Account or the General Account from which a partial withdrawal is requested must be at least $1,000 after the partial withdrawal is completed. Although the Contract provides that an Owner may not make more than four partial withdrawals in any Contract Year, the Company does not and will not enforce this limitation.


Certain tax withdrawal penalties and restrictions may apply to withdrawals from Contracts. (See "Tax Status.") For Contracts purchased in connection with 403(b) plans, the Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship.

However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. However, these limitations will apply to all amounts (regardless of when or how the contributions were originally made) which are transferred or rolled over from a custodial account (as defined in Section 403(b)(7) of the Code) into the Owner's Account. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Systematic Withdrawals


As stated above, an Owner may request a withdrawal of the Contract's Withdrawal Value. In addition, and subject to any conditions and fees the Company may impose, an Owner may elect to make equal periodic withdrawals ("systematic withdrawals") by either written or telephone request of his or her Contract Values. (See "Telephone Transactions.") Currently, however, there are no charges for systematic withdrawals.

Under the program, systematic withdrawals are made on the same day (or next Valuation Date of each month or quarter. Systematic withdrawals are transferred automatically to an Owner's bank account, provided the account is maintained at a bank that is a member of the Automated Clearing House (ACH). The right to a 10% free single sum withdrawal is forfeited. Systematic withdrawals are not allowed simultaneously with the dollar cost averaging program. Owners less than 59 1/2 who participate in this program may be subject to a 10% penalty tax surcharge. (See "Tax Status
- Tax Treatment of Withdrawals--Non-Qualified Contracts" and Tax Treatment of Withdrawals--Qualified Contracts.")


The Company reserves the right to modify, suspend or eliminate the program at any time.

Texas Optional Retirement Program

A Contract issued to a participant in the Texas Optional Retirement Program ("ORP") will contain an ORP endorsement that will amend the Contract as follows:
a) If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institution of higher education upon its request. b) No benefits will be payable, through surrender of the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70 1/2. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant's employer before the value of a Contract can be withdrawn.

Suspension of Payments or Transfers

The Company reserves the right to suspend or postpone payments for withdrawals or transfers for any period when:

     (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     (2)  trading on the New York Stock Exchange is restricted;

     (3) an emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; or

     (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners; provided that applicable rules and regulations of the Securities and Exchange Commission will govern as to whether the conditions described in (2) and (3) exist.

The Company reserves the right to defer payment for a withdrawal or transfer from the General Account for the period permitted by law but not for more than six months after written election is received by the Company.




                             PERFORMANCE INFORMATION


Prime Money Fund II Portfolio

From time to time, the Prime Money Fund II Sub-Account of the Separate Account may advertise its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Prime Money Fund II Sub-Account refers to the income generated by Contract Values in the Prime Money Fund II Sub-Account over a seven-day period (which period will be stated in the advertisement). This income is "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Contract Values in the Prime Money Fund II Sub-Account. The "effective yield" is calculated similarly. However, when annualized, the income earned by Contract Values is assumed to be reinvested. This results in the "effective yield" being slightly higher than the "yield" because of the compounding effect of the assumed reinvestment. The yield figure will reflect the deduction of any asset-based charges and any applicable Annual Contract Maintenance Charge, but will not reflect the deduction of any Withdrawal Charge. The deduction of any Withdrawal Charge would reduce any percentage increase or make greater any percentage decrease.

Other Portfolios

From time to time, the Company may advertise performance data for the various other Portfolios under the Contract. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment medium over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that Unit by the Accumulation Unit value at the beginning of the period. This percentage figure will reflect the deduction of any asset-based charges and any applicable Annual Contract Maintenance Charges under the Contracts, but will not reflect the deduction of any Withdrawal Charge. The deduction of any Withdrawal Charge would reduce any percentage increase or make greater any percentage decrease.

Any advertisement will also include total return figures calculated as described in the Statement of Additional Information. The total return figures reflect the deduction of any applicable Annual Contract Maintenance Charges and Withdrawal Charges, as well as any asset-based charges.


The Company may make available yield information with respect to some of the Portfolios. Such yield information will be calculated as described in the Statement of Additional Information. The yield information will reflect the deduction of any applicable Annual Contract Maintenance Charge and Withdrawal Charge as well as any asset-based charges.


The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.


In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the Portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Portfolio being compared. The Standard & Poor's Composite 500 Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts issued through the Separate Account with the unit values of variable annuities issued through the separate accounts of other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, Morningstar or from the VARDS Report.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which tracks the performance of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Miami and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges.

Morningstar rates a variable annuity subaccount against its peers with similar investment objectives. Morningstar does not rate any subaccount that has less than three years of performance data.

                                   TAX STATUS

General

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes.

The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is incredible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amounts equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.

The Company intends that all Portfolios of the Trust underlying the Contracts will be managed by the Investment Adviser for the Trust, and that Prime Money Fund II will be managed by its investment adviser, to comply with the diversification requirements set forth in section 817(h) of the Code and Treas. Reg. 1-817-5 promulgated thereunder.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation, or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person or to Contracts held by a tax qualified retirement plan described in sections 401, 403(a), 403(b) 408, 457 of the Code. Purchasers should consult their own tax counsel or other tax adviser before purchasing a contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

Tax Treatment of Assignments

An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non- periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.


Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
(a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or distributions for a specified period of 10 years or more; or (b) distributions which are required minimum distributions; or (c) the portion of the distributions not includible in gross income (i.e. return of after-tax contributions). Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.


Tax Treatment of Withdrawals  -  Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received:
(a) after the taxpayer reaches age 591*2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or
(f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

Qualified Plans

The Contracts offered by this Prospectus are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Contract Owners, participants and beneficiaries are responsible for determining contributions, distributions and other transactions with respect to the Contract comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described in this Prospectus. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

H.R. 10 Plans. Section 401 of the Code permits self-employed individuals to establish Qualified Plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the Plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals--Qualified Contracts" below.) Purchasers of Contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax-Sheltered Annuities. Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals--Qualified Contracts" and "Tax Sheltered Annuities--Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Individual Retirement Annuities. Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Corporate Pension and Profit-Sharing Plans. Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Corporate Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.


Section 457 Plans. Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish deferred compensation plans for the benefit of their employees which may invest in annuity contracts. The Code, as in the case of Qualified Plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these Plans, contributions made for the benefit of the employees will not be includible in the employee's gross income until distributed from the Plan.


Tax Treatment of Withdrawals - Qualified Contracts


In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408(b) (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2;
(b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; and
(g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable)has received unemployment compensation for at least 12 weeks. This exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days. The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year, following the year in which the employee attains age
70 1/2 or retires, whichever is later. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. In addition, distributions in excess of $150,000 per year may be subject to an additional 15% excise tax unless an exemption applies.


Tax-Sheltered Annuities - Withdrawal Limitations


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

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's
Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfer between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                              FINANCIAL STATEMENTS

Financial statements of the Company and the Separate Account have been included in the Statement of Additional Information.

                                LEGAL PROCEEDINGS

There are no material pending legal proceedings to which the Separate Account, the Distributor or the Company is a party.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



Item                                                                        Page
----                                                                        ----
Company                                                                      2
Independent Auditors                                                         2
Legal Opinions                                                               2
Distributor                                                                  2
Yield Calculation for Prime Money Fund II Sub-Account                        2
Performance Information                                                      3
Annuity Provisions                                                           4
         Variable Annuity                                                    4
         Fixed Annuity                                                       4
         Annuity Unit                                                        4
         Mortality and Expense Guarantee                                     5
Financial Statements                                                         5



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